                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-4025
                                  ---------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
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      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   MAY 31, 2004
                        --------------------------------------------------------
Date of reporting period:  MAY 31, 2004
                         -------------------------------------------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

[front cover]

MAY 31, 2004

American Century Investments
Annual Report

[graphic of market chart]
[graphic of starfish]
{graphic of bridge over river]

Tax-Free Money Market Fund
Tax-Free Bond Fund

[american century logo and text logo]

Table of Contents

Our Message to You ........................................................ 1

TAX-FREE MONEY MARKET

TAX-FREE BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III  WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Tax-Free Money Market and Tax-Free Bond funds for the year ended May 31, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the semiannual report dated
November 30, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /signature/James E. Stowers
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /signature/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Tax-Free Money Market - Performance

TOTAL RETURNS AS OF MAY 31, 2004
                                        --------------------------------------
                                                 AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------
                                                                      SINCE       INCEPTION
                             1 YEAR      5 YEARS    10 YEARS(1)    INCEPTION(1)      DATE
----------------------------------------------------------------------------------------------
INVESTOR CLASS                0.64%       2.06%        2.62%           3.45%       7/31/84
----------------------------------------------------------------------------------------------
AVERAGE RETURN OF
LIPPER'S TAX-EXEMPT
MONEY MARKET FUNDS            0.38%       1.78%        2.41%          3.29%(2)        --
----------------------------------------------------------------------------------------------
Fund's Lipper Ranking
as of May 31, 2004(3)       9 of 131     9 of 106     11 of 81       5 of 33(2)       --
----------------------------------------------------------------------------------------------
Fund's Lipper Ranking
as of June 30, 2004(3)      9 of 130     9 of 105     11 of 81       5 of 33(2)       --
----------------------------------------------------------------------------------------------

(1) Fund returns and rankings would have been lower if management fees had not been waived from 8/1/97 to 7/31/98. Beginning on 8/1/98, management fees were phased in at a rate of 0.10% each month until 12/1/98.

(2) Since 8/31/84, the date nearest the fund's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY CREDIT RATING

--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/04              11/30/03
--------------------------------------------------------------------------------
A-1+                                         73%                   84%
--------------------------------------------------------------------------------
A-1                                          27%                   16%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/04              11/30/03
--------------------------------------------------------------------------------
1-30 days                                    89%                   80%
--------------------------------------------------------------------------------
31-90 days                                    --                    --
--------------------------------------------------------------------------------
91-180 days                                   5%                    8%
--------------------------------------------------------------------------------
More than 180 days                            6%                   12%
--------------------------------------------------------------------------------

YIELDS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                  0.71%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                  0.72%
--------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
25.0% Tax Bracket                                 0.95%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                 0.99%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                 1.06%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                 1.09%
--------------------------------------------------------------------------------

*The tax brackets indicated are for federal taxes only.

Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
2

Tax-Free Money Market - Portfolio Commentary

BY ALAN KRUSS, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

Tax-Free Money Market returned 0.64% for the year ended May 31, 2004. This return compares very favorably with the 0.38% average return of the 131 funds in
Lipper's "Tax-Exempt Money Market Funds" category, ranking the fund in the top
10% of the Lipper peers. Tax-Free Money Market also ranks in the top 10% for the
5-year period, and in the top 14% for the 10-year period ended May 31 (see the previous page for performance numbers).

ECONOMIC & MARKET REVIEW

After falling sharply early in the fiscal year, municipal money market yields rose overall for the rest of the period. Later in the period, the economy picked up steam, job growth surged, and inflation began to increase. The rate of U.S.
economic growth spiked to 8.2% in the third quarter of 2003, then ran at a very average 4% rate during the next two quarters. With the economy finding its feet, companies began hiring--an estimated 947,000 jobs were added from March through
May 2004. This spurt in job growth, plus a sharp rise in core consumer prices, bolstered expectations that the Federal Reserve (The Fed) would raise interest rates as early as June. (The Fed did, in fact, raise rates on June 30th.)

PORTFOLIO STRATEGY

Tax-Free Money Market's 7-day current yield averaged 0.64% during the fiscal year, finishing at 0.71% on May 31. Tax-Free Money Market's WAM (weighted average maturity) averaged 39 days during the period, ending at 35 days on May
31.

The majority of the portfolio's holdings remained in variable rate demand notes
(VRDNs)--very short-term, floating-rate municipal notes, whose yields in recent years have been competitive with those on one-year muni notes. The advantage of
VRDNs is that when rates are rising, their short maturities allow us to move quickly into higher-yielding securities, giving Tax-Free Money Market's yield a boost.

We increased the portfolio's VRDNs from 79% in February to 86% in March, until they reached 87% in April. We did this to take advantage of rising yields that typically occur around tax time--as demand for muni money market securities falls, rates rise. We were well positioned to take advantage of this situation.
We also kept an eye out for attractive deals on longer-term securities to boost yields--for example, early in May we bought some North Carolina COPs
(Certificates of Participation) with attractive yields, maturing in June of
2005.

LOOKING AHEAD

With the economy picking up steam, the Federal Reserve is widely expected to raise interest rates at least several more times before the end of the year.
Since the markets have already priced in the anticipation of at least 100 basis points of higher rates by year's end, we will look to add some longer-term notes or bonds to offset the floaters which are the portfolio's mainstay. We currently plan to keep the bulk of assets in VRDNs, so Tax-Free Money Market should be positioned to take swift advantage of rising interest rates looming on the horizon.

------
3

Tax-Free Money Market - Schedule of Investments

MAY 31, 2004

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 100.0%

ALABAMA -- 2.6%
--------------------------------------------------------------------------------
           $2,900  Anniston Industrial Development
                   Board Rev., (Hunjan Moulded
                   Products Ltd.), VRDN, 1.31%,
                   6/3/04 (LOC: AmSouth Bank)                          $  2,900
--------------------------------------------------------------------------------
            4,200  Brundidge Combined Utilities Rev.,
                   Series 2002 A, VRDN, 1.26%,
                   6/3/04 (LOC: SouthTrust Bank N.A.)                     4,200
--------------------------------------------------------------------------------

                                                                          7,100
--------------------------------------------------------------------------------
ARIZONA -- 1.3%
--------------------------------------------------------------------------------
            3,500  Pinal County Industrial
                   Development Auth. Solid Waste
                   Disposal Rev., (S & T Dairy LLC),
                   VRDN, 1.31%, 6/3/04
                   (LOC: Wells Fargo Bank N.A.)                           3,500
--------------------------------------------------------------------------------
CALIFORNIA -- 12.1%
--------------------------------------------------------------------------------
            1,645  Alameda County Industrial
                   Development Auth. Rev.,
                   (Design Workshops), VRDN,
                   1.33%, 6/3/04 (LOC: Wells
                   Fargo Bank N.A.)                                       1,645
--------------------------------------------------------------------------------
            4,000  California Rev. Anticipation Notes,
                   Series 2003 A1, 2.00%, 6/23/04
                   (LOC: HSH Nordbank AG)                                 4,002
--------------------------------------------------------------------------------
            4,000  California Rev. Anticipation
                   Warrants, Series 2003 A, 2.00%,
                   6/16/04 (FWPA)                                         4,001
--------------------------------------------------------------------------------
            9,165  Roaring Fork Municipal Products
                   LLC Rev., VRDN, 1.31%, 6/3/04
                   (SBBPA: Bank of New York)
                   (Acquired 9/19/02, Cost $9,165)(1)                     9,165
--------------------------------------------------------------------------------
           11,500  San Bernardino County Housing
                   Auth. Rev., Series 2002 C, VRDN,
                   1.11%, 6/1/04 (XLCA)                                  11,500
--------------------------------------------------------------------------------
            3,000  San Bernardino County Multifamily
                   Housing Auth. Rev., Series 1990 A,
                   (Highland Hills), 1.625%, 8/11/04
                   (GIC: FHLB) (Acquired 4/23/04,
                   Cost $3,007)(1)                                        3,007
--------------------------------------------------------------------------------
                                                                         33,320
--------------------------------------------------------------------------------
COLORADO -- 3.3%
--------------------------------------------------------------------------------
            3,340  Arvada Water Enterprise Rev.,
                   VRDN, 1.25%, 6/1/04 (FSA)
                   (SBBPA: Dexia Credit Local)                            3,340
--------------------------------------------------------------------------------
            5,800  Colorado Housing & Finance Auth.
                   Rev., (Kroger Co.), VRDN, 1.21%,
                   6/3/04 (LOC: U.S. Bank Trust N.A.)                     5,800
--------------------------------------------------------------------------------
                                                                          9,140
--------------------------------------------------------------------------------
FLORIDA -- 12.7%
--------------------------------------------------------------------------------
            1,550  Broward County Educational
                   Facilities Auth. Rev., Series 2004 A,
                   (Nova Southeastern), 2.00%,
                   4/1/05 (AMBAC)                                         1,559
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $  800  Broward County Health Facilities
                   Auth. Rev., (John Knox Village),
                   VRDN, 1.15%, 6/1/04 (RADIAN)
                   (SBBPA: LaSalle Bank N.A.)                          $    800
--------------------------------------------------------------------------------
            2,200  Collier County Industrial
                   Development Auth. Rev., Series
                   1999 C, (Community Health Care),
                   VRDN, 1.15%, 6/3/04 (LOC:
                   Wachovia Bank N.A.)                                    2,200
--------------------------------------------------------------------------------
            1,610  Duval County Housing Finance Auth.
                   Rev., (Camri Green Apartments),
                   VRDN, 1.11%, 6/3/04 (FNMA)                             1,610
--------------------------------------------------------------------------------
              500  Escambia County Health Facilities
                   Auth. Rev., Series 2003 A, (Azalea
                   Trace Inc.), VRDN, 1.20%,
                   6/1/04 (RADIAN) (SBBPA: Bank
                   of America N.A.)                                         500
--------------------------------------------------------------------------------
            4,905  Florida Housing Finance Agency
                   Multifamily Rev., (Country Club),
                   VRDN, 1.12%, 6/3/04 (LOC: FHLMC)                       4,905
--------------------------------------------------------------------------------
            3,700  Florida Housing Finance Agency
                   Multifamily Rev., (Woodlands),
                   VRDN, 1.14%, 6/2/04 (LOC:
                   Northern Trust Company)                                3,700
--------------------------------------------------------------------------------
            4,975  Florida Housing Finance Agency
                   Rev., VRDN, 1.20%, 6/3/04 (SBBPA:
                   Merrill Lynch Capital Services)
                   (Acquired 2/6/04-4/19/04,
                   Cost $4,975)(1)                                        4,975
--------------------------------------------------------------------------------
            1,900  Hillsborough County Industrial
                   Development Auth. Rev., (Seaboard
                   Tampa), VRDN, 1.28%, 6/2/04
                   (LOC: Wachovia Bank N.A.)                              1,900
--------------------------------------------------------------------------------
            1,050  Jacksonville Health Facilities
                   Auth. Rev., (Genesis Rehabilitation
                   Hospital), VRDN, 1.09%, 6/1/04
                   (LOC: Bank of America N.A.)                            1,050
--------------------------------------------------------------------------------
            2,920  Manatee County Housing Finance
                   Auth. Rev., Series 2003 A, (Village
                   at Cortez Apartments), VRDN, 1.12%,
                   6/3/04 (LOC: Bank of America N.A.)                     2,920
--------------------------------------------------------------------------------
            6,099  Miami Health Facilities Auth. Rev.,
                   VRDN, 1.16%, 6/3/04 (SBBPA:
                   Westdeutsche Landesbank AG)
                   (Acquired 1/29/04-4/19/04,
                   Cost $6,099)(1)                                        6,099
--------------------------------------------------------------------------------
            1,650  Orange County Housing Finance
                   Auth. Multifamily Guaranteed
                   Mortgage Rev., Series 1989 A,
                   (Sundown Association II), VRDN,
                   1.16%, 6/2/04 (LOC: Northern
                   Trust Company)                                         1,650
--------------------------------------------------------------------------------
            1,000  Seminole County Industrial
                   Development Auth. Rev., VRDN,
                   1.26%, 6/3/04 (LOC: Bank of
                   America N.A.)                                          1,000
--------------------------------------------------------------------------------

                                                                         34,868
--------------------------------------------------------------------------------
GEORGIA -- 2.1%
--------------------------------------------------------------------------------
            1,300  City of Atlanta Rev., Series 2002 C,
                   VRDN, 1.08%, 6/1/04 (FSA)
                   (SBBPA: Dexia Credit Local)                            1,300
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
4

Tax-Free Money Market - Schedule of Investments

MAY 31, 2004

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $2,725  Fulton County Development
                   Auth. Industrial Rev., VRDN,
                   1.20%, 6/15/04 (CRP: Automatic
                   Data Processing)                                    $  2,725
--------------------------------------------------------------------------------
              765  Fulton County Development
                   Auth. Rev., (Darby Printing Co.),
                   VRDN, 1.42%, 6/2/04
                   (LOC: Wachovia Bank N.A.)                                765
--------------------------------------------------------------------------------
            1,000  Fulton Dekalb Hospital Auth.
                   Rev., 4.00%, 1/1/05                                    1,016
--------------------------------------------------------------------------------
                                                                          5,806
--------------------------------------------------------------------------------
IDAHO -- 1.1%
--------------------------------------------------------------------------------
            3,000  Lincoln County Industrial
                   Development Corp. Rev.,
                   (Double A Dairy), VRDN,
                   1.31%, 6/3/04 (LOC: Bank
                   of America N.A.)                                       3,000
--------------------------------------------------------------------------------
INDIANA -- 10.2%
--------------------------------------------------------------------------------
            2,800  Jasper County Industrial
                   Development Rev., (Newberry
                   Farms LLC), VRDN, 1.31%, 6/3/04
                   (LOC: Bank of the West)                                2,800
--------------------------------------------------------------------------------
            6,500  La Porte Industrial Development
                   Rev., (KKO Realty), VRDN, 1.31%,
                   6/3/04 (LOC: Bank of New York)                         6,500
--------------------------------------------------------------------------------
            1,655  Morgan County Rev., Series
                   2002 A, (Morgan Hospital &
                   Medical Center), VRDN, 1.19%,
                   6/3/04 (LOC: Fifth Third Bank)                         1,655
--------------------------------------------------------------------------------
           12,330  Morgan County Rev., Series
                   2002 B, (Morgan Hospital &
                   Medical Center), VRDN, 1.19%,
                   6/3/04 (LOC: Fifth Third Bank)                        12,330
--------------------------------------------------------------------------------
            4,750  Vincennes Economic Development
                   Rev., (Grandview Care Inc.),
                   VRDN, 1.30%, 6/3/04
                   (LOC: Bank One N.A.)                                   4,750
--------------------------------------------------------------------------------
                                                                         28,035
--------------------------------------------------------------------------------
KENTUCKY -- 0.7%
--------------------------------------------------------------------------------
            1,000  Murray Industrial Building Rev.,
                   (Kroger Co.), VRDN, 1.22%,
                   6/3/04 (LOC: U.S. Bank N.A.)                           1,000
--------------------------------------------------------------------------------
            1,000  Winchester Industrial Building Rev.,
                   (Kroger Co.), VRDN, 1.21%, 6/3/04
                   (LOC: U.S. Bank N.A.)                                  1,000
--------------------------------------------------------------------------------
                                                                          2,000
--------------------------------------------------------------------------------
LOUISIANA -- 1.0%
--------------------------------------------------------------------------------
            2,800  Louisiana Local Government
                   Environmental Facilities &
                   Community Development Auth.
                   Rev., (Trinity Episcopal School),
                   VRDN, 1.17%, 6/2/04
                   (LOC: SunTrust Bank)                                   2,800
--------------------------------------------------------------------------------
MAINE -- 0.7%
--------------------------------------------------------------------------------
            2,000  Town of Gorham Obligation
                   Securities Rev., (Pettingill Group),
                   VRDN, 1.35%, 6/2/04
                   (LOC: Fleet National Bank)                             2,000
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
MICHIGAN -- 1.1%
--------------------------------------------------------------------------------
           $3,000  Michigan Municipal Bond Auth.
                   Rev., (Local Government Loan
                   Program-State Qualified),
                   3.00%, 5/1/05 (AMBAC)                               $  3,045
--------------------------------------------------------------------------------
MINNESOTA -- 2.7%
--------------------------------------------------------------------------------
            7,340  Dakota County Community
                   Development Agency Rev.,
                   (Catholic Finance Corp.),
                   VRDN, 1.21%, 6/2/04
                   (LOC: U.S. Bank N.A.)                                  7,340
--------------------------------------------------------------------------------
MISSOURI -- 6.6%
--------------------------------------------------------------------------------
            7,355  Kansas City Tax Allocation Rev.,
                   Series 2003 A, (Chouteau I-35),
                   VRDN, 1.26%, 6/3/04 (MBIA)
                   (SBBPA: JPMorgan Chase Bank)                           7,355
--------------------------------------------------------------------------------
            9,700  Missouri State Health & Educational
                   Facilities Auth. Rev., (Pembroke
                   Hill School), VRDN, 1.22%, 6/3/04
                   (LOC: Commerce Bank N.A.)                              9,700
--------------------------------------------------------------------------------
            1,000  Platte County COP, 4.00%, 3/1/05                       1,020
--------------------------------------------------------------------------------
                                                                         18,075
--------------------------------------------------------------------------------
MULTI-STATE -- 8.4%
--------------------------------------------------------------------------------
           17,395  Koch Floating Rate Trust Rev.,
                   Series 2000-1, VRDN, 1.31%,
                   6/3/04 (AMBAC) (SBBPA: State
                   Street Bank & Trust Co.)
                   (Acquired 5/2/00-3/25/04,
                   Cost $17,395)(1)                                      17,395
--------------------------------------------------------------------------------
            5,709  Koch Floating Rate Trust Rev.,
                   Series 2001-1, VRDN, 1.31%,
                   6/3/04 (AMBAC) (SBBPA: State
                   Street Bank & Trust Co.)
                   (Acquired 11/4/02-6/16/03,
                   Cost $5,709)(1)                                        5,709
--------------------------------------------------------------------------------
                                                                         23,104
--------------------------------------------------------------------------------
NEVADA -- 1.3%
--------------------------------------------------------------------------------
            3,700  Clark County Economic
                   Development Rev., (Lutheran
                   Secondary School Association),
                   VRDN, 1.32%, 6/3/04
                   (LOC: Allied Irish Bank plc)                           3,700
--------------------------------------------------------------------------------
NEW JERSEY -- 0.5%
--------------------------------------------------------------------------------
            1,500  New Jersey Economic Development
                   Auth. Rev., (Erasteel Inc.), VRDN,
                   1.33%, 6/3/04 (LOC: Svenska
                   Handelsbanken)                                         1,500
--------------------------------------------------------------------------------
NEW MEXICO -- 1.0%
--------------------------------------------------------------------------------
            1,200  Farmington Pollution Control Rev.,
                   Series 1994 B, (Arizona Public
                   Service Company), VRDN, 1.08%,
                   6/1/04 (LOC: Barclays Bank plc)                        1,200
--------------------------------------------------------------------------------
            1,500  New Mexico Finance Auth. Rev.,
                   Series 2004 A, (University of
                   New Mexico Health), 2.00%,
                   4/1/05 (MBIA)                                          1,512
--------------------------------------------------------------------------------
                                                                          2,712
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
5

Tax-Free Money Market - Schedule of Investments

MAY 31, 2004

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
NORTH CAROLINA -- 2.2%
--------------------------------------------------------------------------------
           $6,000  State of North Carolina COP, Series
                   2004 B, (Repair & Renovation),
                   2.00%, 6/1/05                                       $  6,033
--------------------------------------------------------------------------------
OREGON -- 5.9%
--------------------------------------------------------------------------------
           13,100  Port of Portland Public Grain
                   Elevator Rev., (Columbia Grain Inc.),
                   VRDN, 1.28%, 6/3/04
                   (LOC: Wachovia Bank, N.A.)                            13,100
--------------------------------------------------------------------------------
            3,000  State of Oregon GO Tax Anticipation
                   Notes, 2.25%, 11/15/04                                 3,016
--------------------------------------------------------------------------------

                                                                         16,116
--------------------------------------------------------------------------------
TENNESSEE -- 7.3%
--------------------------------------------------------------------------------
            7,880  Bradley County Industrial
                   Development Board Rev.,
                   (Kroger Co.), VRDN, 1.21%,
                   6/3/04 (LOC: U.S. Bank N.A.)                           7,880
--------------------------------------------------------------------------------
            1,000  Clarksville Public Building Auth.
                   Pooled Financing Rev., Series 2003,
                   (Tennessee Municipal Bond Fund),
                   VRDN, 1.09%, 6/1/04
                   (LOC: Bank of America N.A.)                            1,000
--------------------------------------------------------------------------------
              700  Cookeville Industrial Development
                   Board Rev., Series 2001 A,
                   (Advocacy & Resources Project),
                   VRDN, 1.21%, 6/3/04
                   (LOC: AmSouth Bank)                                      700
--------------------------------------------------------------------------------
            2,300  Knox County Industrial Development
                   Board Rev., (Kroger Co.),
                   VRDN, 1.21%, 6/3/04
                   (LOC: U.S. Bank Trust N.A.)                            2,300
--------------------------------------------------------------------------------
            8,200  Shelby County Health
                   Educational & Housing Facilities
                   Board Rev., (Kings Daughter
                   & Sons), VRDN, 1.21%, 6/3/04
                   (LOC: AmSouth Bank)                                    8,200
--------------------------------------------------------------------------------
                                                                         20,080
--------------------------------------------------------------------------------
TEXAS -- 12.7%
--------------------------------------------------------------------------------
            5,090  Galveston County Housing
                   Finance Corp. Rev., (Village
                   by the Apartments), VRDN,
                   1.15%, 6/3/04 (FNMA)                                   5,090
--------------------------------------------------------------------------------
            5,500  Gulf Coast Industrial Development
                   Auth. Rev., (Petrounited Term Inc.),
                   VRDN, 1.20%, 6/3/04
                   (LOC: Bank One Texas N.A.)                             5,500
--------------------------------------------------------------------------------
            9,835  Roaring Fork Municipal Products
                   LLC Rev., VRDN, 1.21%, 6/3/04
                   (SBBPA: Bank of New York)
                   (Acquired 9/19/02, Cost $9,835)(1)                     9,835
--------------------------------------------------------------------------------
            4,180  San Antonio Education Facilities
                   Corp. Rev., Series 2004 A,
                   (Phase 1 Dormitory), 1.17%,
                   6/3/04 (LOC: Allied Irish Bank plc)                    4,180
--------------------------------------------------------------------------------
           10,300  Texas Tax & Revenue Anticipation
                   Notes, 2.00%, 8/31/04                                 10,322
--------------------------------------------------------------------------------
                                                                         34,927
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
VERMONT -- 0.7%
--------------------------------------------------------------------------------
           $2,000  Vermont Industrial Development
                   Auth. Rev., (Central Public Service
                   Corp.), VRDN, 1.20%, 6/15/04
                   (LOC: Citizens Bank of MA)                          $  2,000
--------------------------------------------------------------------------------
WASHINGTON -- 1.8%
--------------------------------------------------------------------------------
            1,015  Pierce County Economic
                   Development Corporate Rev.,
                   (K & M Holdings II), VRDN,
                   1.40%, 6/2/04 (LOC: Wells Fargo
                   Bank, N.A.) (Acquired 11/17/97,
                   Cost $1,015)(1)                                        1,015
--------------------------------------------------------------------------------
            1,400  Snohomish County Edmonds
                   School District No. 15 GO, Series
                   2003 B, 5.00%, 6/1/04 (FSA/
                   School Board Guaranteed)                               1,400
--------------------------------------------------------------------------------
            2,400  Washington Housing Finance
                   Commission Nonprofit Rev.,
                   (YMCA Columbia/Willamette),
                   VRDN, 1.14%, 6/3/04
                   (LOC: Wells Fargo Bank, N.A.)                          2,400
--------------------------------------------------------------------------------
                                                                          4,815
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%                                  $275,016
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

CRP = Corporate Guarantee

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

FWPA = Forward Warrant Purchase Agreement

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2004.

XLCA = XL Capital Ltd.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at May 31, 2004, was $57,200
    (in thousands), which represented 20.7% of net assets. As of May 31, 2004, none of the restricted securities were considered illiquid.

See Notes to Financial Statements.

------
6

Tax-Free Bond - Performance

TOTAL RETURNS AS OF MAY 31, 2004
                                            -----------------------------------
                                                  AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------------
                                                                        SINCE       INCEPTION
                                1 YEAR       5 YEARS      10 YEARS    INCEPTION        DATE
-----------------------------------------------------------------------------------------------
INVESTOR CLASS                  -0.79%        5.13%         5.47%       5.66%         3/2/87
-----------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL
5-YEAR GO INDEX                 -0.22%        5.04%         5.48%      5.87%(1)          --
-----------------------------------------------------------------------------------------------
AVERAGE RETURN OF
LIPPER'S INTERMEDIATE
MUNICIPAL DEBT FUNDS            -0.70%        4.57%         5.23%      5.91%(2)          --
-----------------------------------------------------------------------------------------------
Fund's Lipper Ranking
as of May 31, 2004(3)         74 of 149     12 of 96      16 of 67    8 of 11(2)         --
-----------------------------------------------------------------------------------------------
Fund's Lipper Ranking
as of June 30, 2004(3)        77 of 150     15 of 96      17 of 67    8 of 11(2)         --
-----------------------------------------------------------------------------------------------
Institutional Class            -0.60%%         --            --         2.24%         4/15/03
-----------------------------------------------------------------------------------------------

(1) Since 2/28/87, the date nearest the Investor Class's inception for which data are available.

(2) Since 3/31/87, the date nearest the Investor Class's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended May 31
------------------------------------------------------------------------------------------------
                  1995    1996    1997    1998    1999    2000   2001    2002    2003     2004
------------------------------------------------------------------------------------------------
Investor Class   7.04%   4.12%   6.29%   7.60%   4.07%   0.44%  10.77%   6.45%   9.31%   -0.79%
------------------------------------------------------------------------------------------------
Lehman Bros.
Muni 5-Year
GO Index         6.89%   4.74%   6.08%   6.95%   4.90%   0.65%  10.17%   6.33%   8.72%   -0.22%
------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
7

Tax-Free Bond - Portfolio Commentary

BY KENNETH SALINGER, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

Tax-Free Bond returned -0.79%* for the 12 months ended May 31, 2004. By comparison, the average return of the 149 Intermediate Municipal Debt Funds tracked by Lipper Inc. was -0.70%. (See the previous page for additional details.)

During the majority of the performance period, we emphasized strategies that we believed would hold up well in light of our expectations for bond yields to rise as the U.S. economy improved. Although we were right on the money with regard to economic improvements, we weren't quite as accurate when it came to forecasting when the rise in bond yields would occur.

Since we're after long-term results, however, we maintained Tax-Free Bond's positioning and expect our employed strategies to pay off in the times ahead.
From a long-term results standpoint, Tax-Free Bond ranked among the top 25% or better of its Lipper peer group for the five- and 10-year periods ended May 31,
2004.

ECONOMIC BACKDROP

Turning to the U.S. economy, growth (as measured by seasonally adjusted real gross domestic product) surged to an 8.2% annualized pace during the third quarter of 2003, marking the fastest three-month rate in almost two decades.
Activity moderated thereafter but nevertheless finished the first quarter of
2004 at 3.9%.

In addition, labor-market conditions improved, providing what had previously been a key missing ingredient. Upbeat monthly employment reports, specifically for March and April, helped to underscore that notion and drive up expectations for better economic times ahead.

On the inflation front, prices rose from well-behaved levels. As measured by the consumer price index for all urban consumers (and excluding food and energy components), inflation increased at a 2.9% seasonally adjusted annual rate for the first five months of 2004, compared with a very modest 1.1% for all of 2003

INTEREST RATE AND MARKET BACKDROP

As the economy and labor market improved, the outlook for short-term interest rates switched directions. In June 2003, the Federal Reserve reduced its main interest rate benchmark to a better than four-decade low of 1.0%. In subsequent post-meeting statements, the Fed drummed up expectations that short-term interest rates could be maintained at such levels for the near future, which helped municipal bond yields to trend generally lower before bottoming in mid-March 2004.

YIELDS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                    2.94%
--------------------------------------------------------------------------------
Institutional Class                               3.13%
--------------------------------------------------------------------------------
INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.0% Tax Bracket                                 3.92%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                 4.08%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                 4.39%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                 4.52%
--------------------------------------------------------------------------------

(1) The tax brackets indicated are for federal taxes only.

Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns referenced in this commentary are for Investor Class shares.
(continued)

------
8

Tax-Free Bond - Portfolio Commentary

Bond prices fell and yields rose sharply after that, however, thanks in part to
Fed comments about the eventual need for higher interest rates in light of the improved economic backdrop and job-producing labor market.

The net result for the 12 months was that municipal bond prices fell across the board, with yields on bonds maturing in four and five years generally increasing the most and by as much as 100 basis points (1.00%).

Falling prices and rising yields translated into a lackluster performance from a return standpoint; the Lehman Brothers Municipal 5-Year GO Index returned -0.22%
for the fiscal year, compared with its 10-year average annual return of 5.48%

PORTFOLIO STRATEGIES

With that backdrop in mind, we employed several strategies that we felt would boost performance. First, we occasionally established what we believed to be a conservatively low sensitivity to interest rates. That generally helped to limit losses when bond yields rose, but dampened gains when yields fell.

In addition, we continued to emphasize bonds rated AAA and AA. As shown in the
Portfolio Composition by Credit Rating table at top right, 85% of the portfolio was in such securities both six months ago and at the end of May.

Lastly, we looked for what we believed were attractive opportunities based on supply and demand fluctuations within and between the various states. Over the last six months, part of the net effect of that strategy was to increase the portfolio's exposure to Arizona bonds and to decrease its exposure to bonds from states such as California and Washington.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/04              11/30/03
--------------------------------------------------------------------------------
AAA                                          72%                   72%
--------------------------------------------------------------------------------
AA                                           13%                   13%
--------------------------------------------------------------------------------
A                                             8%                    7%
--------------------------------------------------------------------------------
BBB                                           7%                    8%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE STATES
AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         5/31/04              11/30/03
--------------------------------------------------------------------------------
California                                9.4%                 11.6%
--------------------------------------------------------------------------------
Arizona                                   8.9%                  5.7%
--------------------------------------------------------------------------------
Washington                                8.4%                  9.2%
--------------------------------------------------------------------------------
Texas                                     7.2%                  6.3%
--------------------------------------------------------------------------------
New York                                  6.3%                  6.6%
--------------------------------------------------------------------------------

------
9

Tax-Free Bond - Schedule of Investments

MAY 31, 2004

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 97.0%

ALABAMA -- 1.6%
--------------------------------------------------------------------------------
           $1,000  Alabama Board of Education Rev.,
                   (Shelton State Community College),
                   6.00%, 10/1/04, Prerefunded at
                   102% of Par (MBIA)(1)                               $  1,036
--------------------------------------------------------------------------------
              865  Alabama Water Pollution Control
                   Auth. Rev., 5.75%, 8/15/18 (AMBAC)                       943
--------------------------------------------------------------------------------
            1,000  East Central Industrial Development
                   Auth. Rev., 5.25%, 9/1/13 (AMBAC)                      1,077
--------------------------------------------------------------------------------
            1,875  Helena Utilities Board Water & Sewer
                   Rev., 5.75%, 4/1/20 (MBIA)                             2,042
--------------------------------------------------------------------------------
            1,435  Helena Utilities Board Water & Sewer
                   Rev., 5.75%, 4/1/22 (MBIA)                             1,553
--------------------------------------------------------------------------------
            1,250  Huntsville Health Care Auth. Rev.,
                   Series 2002 A, 3.80%, 6/1/06 (MBIA)                    1,288
--------------------------------------------------------------------------------
            1,500  Montgomery Waterworks & Sanitary
                   Sewer Board Rev., Series 2002 A,
                   5.00%, 9/1/04 (AMBAC)                                  1,514
--------------------------------------------------------------------------------
                                                                          9,453
--------------------------------------------------------------------------------
ALASKA -- 0.5%
--------------------------------------------------------------------------------
            1,670  Alaska Energy Auth. Power Rev.,
                   Series 2000-4, (Bradley Lake),
                   5.50%, 7/1/04 (FSA)                                    1,676
--------------------------------------------------------------------------------
            1,000  Alaska Energy Auth. Power Rev.,
                   Series 2000-4, (Bradley Lake),
                   5.50%, 7/1/05 (FSA)                                    1,043
--------------------------------------------------------------------------------
                                                                          2,719
--------------------------------------------------------------------------------
ARIZONA -- 8.9%
--------------------------------------------------------------------------------
            1,000  Arizona Tourism & Sports Auth. Rev.,
                   (Baseball Training Facilities), 5.00%,
                   7/1/11                                                 1,044
--------------------------------------------------------------------------------
            1,000  Arizona Tourism & Sports Auth. Rev.,
                   (Baseball Training Facilities), 5.00%,
                   7/1/12                                                 1,037
--------------------------------------------------------------------------------
            2,925  Chandler Water & Sewer Rev.,
                   4.50%, 7/1/06 (FSA)                                    3,069
--------------------------------------------------------------------------------
            2,130  Energy Management Services LLC
                   Rev., (Arizona State University -- Main
                   Campus), 4.50%, 7/1/12 (MBIA)                          2,239
--------------------------------------------------------------------------------
            1,000  Glendale Water & Sewer Rev.,
                   5.00%, 7/1/06 (FGIC)                                   1,059
--------------------------------------------------------------------------------
            4,000  Maricopa County Community
                   College District GO, Series 1997 B,
                   5.00%, 7/1/12                                          4,277
--------------------------------------------------------------------------------
            1,155  Maricopa County Gilbert Unified
                   School District No. 41 GO, 5.75%,
                   7/1/11 (FSA)                                           1,311
--------------------------------------------------------------------------------
            2,415  Maricopa County Saddle Mountain
                   Unified School District No. 90 GO,
                   Series 2003 A, 5.25%, 7/1/11                           2,571
--------------------------------------------------------------------------------
            2,000  Maricopa County Saddle Mountain
                   Unified School District No. 90 GO,
                   Series 2003 A, 5.25%, 7/1/12                           2,120
--------------------------------------------------------------------------------
            1,000  Mohave County Community College
                   District Rev., (State Board of
                   Directors), 6.00%, 3/1/20 (MBIA)                       1,102
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $5,890  Mohave County Industrial
                   Development Auth. Rev.,
                   Series 2004 A, (Mohave Prison),
                   5.00%, 4/1/13 (XLCA)                                $  6,281
--------------------------------------------------------------------------------
            4,155  Mohave County Industrial
                   Development Auth. Rev.,
                   Series 2004 A, (Mohave Prison),
                   5.00%, 4/1/14 (XLCA)                                   4,401
--------------------------------------------------------------------------------
            1,200  Pima County Indian Oasis-Baboquivari
                   Unified School District No. 40 GO,
                   Series 2002 A, 4.60%, 7/1/13 (MBIA)                    1,257
--------------------------------------------------------------------------------
            1,885  Pima County Sunnyside Unified
                   School District No. 12 GO, 3.50%,
                   7/1/13 (AMBAC)                                         1,790
--------------------------------------------------------------------------------
            2,600  Pima County Tucson Unified School
                   District No. 1 GO, 4.625%, 7/1/13                      2,727
--------------------------------------------------------------------------------
            2,000  Pima County Tucson Unified School
                   District No. 1 GO, Series 1993 E,
                   5.25%, 7/1/04 (FGIC)                                   2,027
--------------------------------------------------------------------------------
            1,500  Salt River Project Agricultural
                   Improvement and Power District
                   Electrical System Rev., Series
                   2001 A, 5.00%, 1/1/05                                  1,532
--------------------------------------------------------------------------------
            3,085  South Tucson Municipal Property
                   Corp. Rev., 5.50%, 6/1/24                              3,102
--------------------------------------------------------------------------------
            4,500  Tempe Union High School District
                   No. 213 GO, 3.00%, 7/1/10 (FSA)                        4,319
--------------------------------------------------------------------------------
            6,230  Tempe Union High School District
                   No. 213 GO, 3.00%, 7/1/11 (FSA)                        5,850
--------------------------------------------------------------------------------
                                                                         53,115
--------------------------------------------------------------------------------
ARKANSAS -- 0.7%
--------------------------------------------------------------------------------
            2,000  Fort Smith Sales and Use Tax Rev.,
                   Series 2001 A, 4.375%, 12/1/11                         2,087
--------------------------------------------------------------------------------
            1,300  Sebastian County Health Facilities
                   Board Hospital Rev., Series 2001 A,
                   (Sparks Regional Medical Center),
                   4.00%, 11/1/04                                         1,312
--------------------------------------------------------------------------------
              905  Sebastian County Health Facilities
                   Board Hospital Rev., Series 2001 B,
                   (Sparks Regional Medical Center),
                   4.00%, 11/1/04                                           913
--------------------------------------------------------------------------------
                                                                          4,312
--------------------------------------------------------------------------------
CALIFORNIA -- 7.0%
--------------------------------------------------------------------------------
            5,000  California GO, 5.625%, 5/1/20                          5,279
--------------------------------------------------------------------------------
            1,000  California Public Works Board
                   Lease Rev., Series 1994 A,
                   (Various California State University
                   Projects), 6.20%, 10/1/08                              1,033
--------------------------------------------------------------------------------
            1,100  California Public Works Board
                   Lease Rev., Series 1994 A,
                   (Various University of California
                   Projects), 6.15%, 11/1/04                              1,142
--------------------------------------------------------------------------------
            1,000  California Statewide Communities
                   Development Auth. Rev.,
                   Series 2002 E, (Kaiser Permanente),
                   4.70%, 6/1/09                                          1,036
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

Tax-Free Bond - Schedule of Investments

MAY 31, 2004

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $1,000  California Statewide Communities
                   Development Auth. Water &
                   Waste Rev., Series 2004 A,
                   (Pooled Financing Program),
                   5.00%, 10/1/11 (FSA)(2)                             $  1,082
--------------------------------------------------------------------------------
            1,075  California Statewide Communities
                   Development Auth. Water &
                   Waste Rev., Series 2004 A,
                   (Pooled Financing Program),
                   5.00%, 10/1/12 (FSA)(2)                                1,162
--------------------------------------------------------------------------------
            2,000  California Statewide Communities
                   Development Auth. Water &
                   Waste Rev., Series 2004 A,
                   (Pooled Financing Program),
                   5.25%, 10/1/19 (FSA)(2)                                2,108
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/31 (AMBAC)(3)                                337
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/32 (AMBAC)(3)                                318
--------------------------------------------------------------------------------
              520  City of Salinas COP, Series
                   2004 A, (Monterey Street Parking
                   Structure), 4.25%, 9/1/18 (AMBAC)                        497
--------------------------------------------------------------------------------
              595  City of Salinas COP, Series
                   2004 A, (Monterey Street Parking
                   Structure), 4.50%, 9/1/21 (AMBAC)                        565
--------------------------------------------------------------------------------
            4,000  Golden State Tobacco Securitization
                   Corp. Rev., Series 2003 A1,
                   5.00%, 6/1/21                                          3,900
--------------------------------------------------------------------------------
            3,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                         3,109
--------------------------------------------------------------------------------
            2,145  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   5.50%, 7/1/15 (MBIA)                                   2,328
--------------------------------------------------------------------------------
            1,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/20 (MBIA)                                   1,112
--------------------------------------------------------------------------------
            2,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/31 (MBIA)                                   2,166
--------------------------------------------------------------------------------
            4,475  San Jose Redevelopment Agency
                   Tax Allocation Rev., Series 2004 A,
                   (Merged Area Redevelopment),
                   5.00%, 8/1/09 (MBIA)                                   4,833
--------------------------------------------------------------------------------
            3,400  Santa Barbara Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 1995 A, (Central City
                   Redevelopment), 6.00%,
                   3/1/08 (AMBAC)                                         3,729
--------------------------------------------------------------------------------
            1,500  Saratoga Union School District
                   GO, (Capital Appreciation),
                   5.70%, 9/1/28 (FSA)(3)                                   385
--------------------------------------------------------------------------------
            5,000  University of California Rev.,
                   Series 2002 O, (Multiple Purpose
                   Projects), 4.50%, 9/1/15 (FGIC)                        5,092
--------------------------------------------------------------------------------
                                                                         41,213
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COLORADO -- 3.3%
--------------------------------------------------------------------------------
           $1,100  Arapahoe County Water &
                   Wastewater Public Improvement
                   District GO, Series 2002 B, 5.75%,
                   12/1/17 (MBIA)                                      $  1,227
--------------------------------------------------------------------------------
              500  Colorado Water Resources & Power
                   Development Auth. Clean Water Rev.,
                   Series 2000 A, 6.25%, 9/1/16                             565
--------------------------------------------------------------------------------
            2,835  Douglas County School District
                   No. RE-1 GO, (Douglas & Elbert
                   Counties Building), Series
                   2002 B,  5.75%, 12/15/17 (FSA/State
                   Aid Withholding)                                       3,162
--------------------------------------------------------------------------------
              490  Eagle Bend Metropolitan District
                   No. 2 GO, 4.00%, 12/1/10 (RADIAN)                        494
--------------------------------------------------------------------------------
              535  Eagle Bend Metropolitan District
                   No. 2 GO, 4.50%, 12/1/12 (RADIAN)                        546
--------------------------------------------------------------------------------
              560  Eagle Bend Metropolitan District
                   No. 2 GO, 4.50%, 12/1/13 (RADIAN)                        565
--------------------------------------------------------------------------------
            1,100  Eagle Bend Metropolitan District
                   No. 2 GO, 5.25%, 12/1/23 (RADIAN)                      1,107
--------------------------------------------------------------------------------
            1,950  Superior Metropolitan District No. 1
                   Water & Sewer Rev., Series 2000 A,
                   5.45%, 12/1/04 (LOC: Banque
                   Nationale de Paris SA)                                 1,983
--------------------------------------------------------------------------------
            3,925  Superior Metropolitan District
                   No. 1 Water & Sewer Rev., Series
                   2000 B, 5.45%, 12/1/20
                   (LOC: Allied Irish Bank plc)                           3,992
--------------------------------------------------------------------------------
            5,000  University of Colorado Regents
                   COP, 6.00%, 12/1/22 (MBIA-IBC)                         5,593
--------------------------------------------------------------------------------
                                                                         19,234
--------------------------------------------------------------------------------
CONNECTICUT -- 0.7%
--------------------------------------------------------------------------------
            1,880  Connecticut Development Auth. Rev.,
                   Series 1994 A, 6.375%, 10/15/24                        1,948
--------------------------------------------------------------------------------
            2,215  New Haven Air Rights Package
                   Facility Rev., 5.00%, 12/1/10
                   (AMBAC)                                                2,400
--------------------------------------------------------------------------------
                                                                          4,348
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.4%
--------------------------------------------------------------------------------
            1,385  District of Columbia GO, Series
                   1999 B, 5.50%, 6/1/09 (FSA)                            1,524
--------------------------------------------------------------------------------
            1,155  District of Columbia Rev.,
                   (Gonzaga College High School),
                   5.20%, 7/1/12 (FSA)                                    1,243
--------------------------------------------------------------------------------
            6,170  District of Columbia Tobacco
                   Settlement Financing Corporation
                   Rev., 6.25%, 5/15/24                                   5,636
--------------------------------------------------------------------------------
                                                                          8,403
--------------------------------------------------------------------------------
FLORIDA -- 1.2%
--------------------------------------------------------------------------------
            2,585  Greater Orlando Aviation Auth. Rev.,
                   Series 2003 A, 5.00%, 10/1/13 (FSA)                    2,785
--------------------------------------------------------------------------------
            1,465  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical Center),
                   3.60%, 11/15/05                                        1,489
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

Tax-Free Bond - Schedule of Investments

MAY 31, 2004

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $1,500  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical Center),
                   4.00%, 11/15/06                                     $  1,541
--------------------------------------------------------------------------------
            1,000  Orlando Utilities Commission
                   Water & Electric Rev., Series
                   1989 D, 6.75%, 10/1/17                                 1,207
--------------------------------------------------------------------------------
                                                                          7,022
--------------------------------------------------------------------------------
GEORGIA -- 1.1%
--------------------------------------------------------------------------------
            3,150  Atlanta Airport Rev., Series 2003
                   RF-A, 4.50%, 1/1/05 (MBIA)                             3,207
--------------------------------------------------------------------------------
              255  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/09, Prerefunded at 100%
                   of Par (MBIA-IBC)(1)                                     288
--------------------------------------------------------------------------------
              635  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)                                        732
--------------------------------------------------------------------------------
              110  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)(1)                                     128
--------------------------------------------------------------------------------
            2,030  La Grange Water & Sewer Rev.,
                   3.00%, 1/1/06 (AMBAC)                                  2,061
--------------------------------------------------------------------------------
                                                                          6,416
--------------------------------------------------------------------------------
HAWAII -- 1.9%
--------------------------------------------------------------------------------
           10,000  Hawaii GO, Series 1997 CN,
                   6.25%, 3/1/06 (FGIC)                                  10,723
--------------------------------------------------------------------------------
              500  Maui County GO, Series 2000 A,
                   6.50%, 3/1/10, Prerefunded at
                   101% of Par (FGIC)(1)                                    587
--------------------------------------------------------------------------------
                                                                         11,310
--------------------------------------------------------------------------------
IDAHO -- 0.2%
--------------------------------------------------------------------------------
            1,000  Blaine County Hailey School District
                   No. 61 GO, 5.00%, 7/30/10 (AMBAC)                      1,086
--------------------------------------------------------------------------------
ILLINOIS -- 6.1%
--------------------------------------------------------------------------------
            2,000  Bedford Park GO, Series 2004 A,
                   5.25%, 12/15/20 (FSA)                                  2,098
--------------------------------------------------------------------------------
           13,355  Chicago Board of Education GO,
                   5.50%, 12/1/10, Prerefunded at
                   100% of Par (FGIC)(1)(4)                              14,948
--------------------------------------------------------------------------------
              170  Chicago O'Hare International Airport
                   Rev., Series 1993 A, (Senior Lien),
                   4.80%, 1/1/05                                            173
--------------------------------------------------------------------------------
            4,000  Chicago O'Hare International Airport
                   Rev., Series 1993 A, (Senior Lien),
                   5.00%, 1/1/12 (MBIA-IBC)                               4,296
--------------------------------------------------------------------------------
            2,170  Du Page Airport Auth. Rev., Series
                   2002 A, 3.00%, 2/1/06 (FGIC)                           2,203
--------------------------------------------------------------------------------
            2,000  Illinois Dedicated Tax Rev., (Civic
                   Center), 6.25%, 12/15/20 (AMBAC)                       2,353
--------------------------------------------------------------------------------
              595  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.00%, 5/15/08                              623
--------------------------------------------------------------------------------
              655  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.125%, 5/15/10                             685
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $  400  Illinois Development Finance Auth.
                   Rev., Series 2001 B, (Midwestern
                   University), 5.75%, 5/15/16                         $    418
--------------------------------------------------------------------------------
            1,140  Illinois Health Facilities Auth.
                   Rev., Series 1992 C, (Evangelical
                   Hospital), 6.75%, 4/15/12(1)                           1,329
--------------------------------------------------------------------------------
            1,100  Illinois Health Facilities Auth. Rev.,
                   Series 2002 A, (Lake Forest
                   Hospital), 5.00%, 7/1/05                               1,137
--------------------------------------------------------------------------------
            1,000  Illinois Regional Transportation Auth.
                   Rev., Series 1990 A, 7.20%,
                   11/1/20 (AMBAC)                                        1,270
--------------------------------------------------------------------------------
              930  Kane County Geneva Community
                   Unit School District No. 304 GO,
                   6.20%, 1/1/24 (FSA)(2)                                 1,050
--------------------------------------------------------------------------------
            1,105  Ogle Lee & De Kalb Counties
                   Township High School District
                   No. 212 GO, 6.00%, 12/1/17 (MBIA)                      1,245
--------------------------------------------------------------------------------
            1,220  Ogle Lee & De Kalb Counties
                   Township High School District
                   No. 212 GO, 6.00%, 12/1/18 (MBIA)                      1,374
--------------------------------------------------------------------------------
            1,000  University of Illinois COP,
                   (Utility Infrastructure), 5.75%,
                   8/15/08 (MBIA)                                         1,106
--------------------------------------------------------------------------------
                                                                         36,308
--------------------------------------------------------------------------------
INDIANA -- 1.5%
--------------------------------------------------------------------------------
            1,005  Hamilton County Public Building
                   Corp. Rev., (First Mortgage), 4.00%,
                   1/20/05 (AMBAC)                                        1,022
--------------------------------------------------------------------------------
            1,900  Indiana Health Facilities Financing
                   Auth. Hospital Rev., (Holy Cross
                   Health System Corp.), 5.375%,
                   12/2/12 (MBIA)                                         2,051
--------------------------------------------------------------------------------
              220  Indiana Transportation Finance Auth.
                   Rev., Series 1990 A, 7.25%, 6/1/15(1)                    263
--------------------------------------------------------------------------------
              780  Indiana Transportation Finance Auth.
                   Rev., Series 1990 A, 7.25%, 6/1/15                       969
--------------------------------------------------------------------------------
            1,500  Mount Vernon of Hancock County
                   Multi-School Building Corp. Rev.,
                   Series 2001 B, (First Mortgage),
                   5.75%, 7/15/15 (AMBAC)                                 1,651
--------------------------------------------------------------------------------
            1,650  Valparaiso Middle Schools Building
                   Corp. Rev., (First Mortgage),
                   5.75%, 7/15/11, Prerefunded at
                   100% of Par (FGIC)(1)                                  1,872
--------------------------------------------------------------------------------
            1,000  Zionsville Community Schools
                   Building Corp. Rev., (First Mortgage),
                   5.75%, 7/15/15 (FGIC/State
                   Aid Withholding)                                       1,096
--------------------------------------------------------------------------------
                                                                          8,924
--------------------------------------------------------------------------------
KANSAS -- 0.6%
--------------------------------------------------------------------------------
              325  Kansas City Utility System Rev.,
                   6.375%, 9/1/04, Prerefunded at
                   102% of Par (FGIC)(1)                                    336
--------------------------------------------------------------------------------
              675  Kansas City Utility System Rev.,
                   6.375%, 9/1/23 (FGIC)                                    696
--------------------------------------------------------------------------------
            1,280  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.25%, 11/15/13                       1,350
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Tax-Free Bond - Schedule of Investments

MAY 31, 2004

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $1,195  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.50%, 11/15/16                    $  1,252
--------------------------------------------------------------------------------
                                                                          3,634
--------------------------------------------------------------------------------
LOUISIANA -- 1.0%
--------------------------------------------------------------------------------
            2,000  Louisiana Public Facilities Auth. Rev.,
                   (University Hospital Facilities),
                   3.00%, 10/15/04 (FGIC)                                 2,012
--------------------------------------------------------------------------------
            3,800  Louisiana Public Facilities Auth. Rev.,
                   (University Hospital Facilities),
                   3.00%, 10/15/05 (FGIC)                                 3,866
--------------------------------------------------------------------------------
                                                                          5,878
--------------------------------------------------------------------------------
MARYLAND -- 2.9%
--------------------------------------------------------------------------------
            4,180  Howard County GO, Series 2003 A,
                   (Consolidated Public Improvement),
                   4.00%, 8/15/07                                         4,376
--------------------------------------------------------------------------------
           10,000  Maryland GO, (State and Local
                   Facilities Loan of 2003, Second
                   Series), 5.00%, 8/1/07                                10,770
--------------------------------------------------------------------------------
            1,795  Prince Georges County GO, Series
                   2003 B, (Consolidated Public
                   Improvement), 5.00%, 10/1/12                           1,960
--------------------------------------------------------------------------------
                                                                         17,106
--------------------------------------------------------------------------------
MASSACHUSSETTS -- 4.7%
--------------------------------------------------------------------------------
           10,000  Commonwealth of Massachusetts
                   GO, Series 1996 A, 5.25%,
                   1/1/06, Prerefunded at 101% of
                   Par (MBIA)(1)                                         10,607
--------------------------------------------------------------------------------
           10,000  Commonwealth of Massachusetts
                   GO, Series 2003 C, 5.00%,
                   12/1/07 (XLCA)                                        10,776
--------------------------------------------------------------------------------
            5,000  Commonwealth of Massachusetts
                   GO, Series 2004 A, 5.00%, 8/1/07                       5,346
--------------------------------------------------------------------------------
            1,000  Massachusetts Health & Educational
                   Facilities Auth. Rev., Series 1992 F,
                   6.25%, 7/1/12 (AMBAC)                                  1,133
--------------------------------------------------------------------------------
                                                                         27,862
--------------------------------------------------------------------------------
MICHIGAN -- 2.1%
--------------------------------------------------------------------------------
            1,485  Grand Valley State University Rev.,
                   5.75%, 12/1/15 (FGIC)                                  1,636
--------------------------------------------------------------------------------
            1,000  Michigan Hospital Finance Auth. Rev.,
                   Series 1999 A, (Ascension Health
                   Credit), 5.25%, 11/15/05 (MBIA)                        1,051
--------------------------------------------------------------------------------
            2,440  Michigan State Building Auth. Rev.,
                   (State Police Communications
                   System), 2.50%, 10/1/05                                2,465
--------------------------------------------------------------------------------
            2,010  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.00%,
                   12/1/11 (FGIC)                                         2,175
--------------------------------------------------------------------------------
            2,215  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.375%,
                   12/1/13 (FGIC)                                         2,433
--------------------------------------------------------------------------------
            2,335  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.375%,
                   12/1/14 (FGIC)                                         2,548
--------------------------------------------------------------------------------
                                                                         12,308
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
MISSOURI -- 1.6%
--------------------------------------------------------------------------------
           $1,145  Jackson County Public Building
                   Corp. Rev., Series 2000 A, 6.00%,
                   11/1/18                                             $  1,244
--------------------------------------------------------------------------------
            1,775  Missouri Development Finance
                   Board Rev., Series 2000 A,
                   (Midtown Redevelopment),
                   5.75%, 4/1/22 (MBIA)                                   1,926
--------------------------------------------------------------------------------
            3,000  Missouri Health & Educational
                   Facilities Auth. Rev., Series 1998 A,
                   (Park Lane Medical Center), 5.60%,
                   1/1/15 (MBIA)                                          3,277
--------------------------------------------------------------------------------
            3,210  Springfield COP, (Greene County
                   Park), 3.50%, 12/1/04                                  3,244
--------------------------------------------------------------------------------
                                                                          9,691
--------------------------------------------------------------------------------
NEVADA -- 2.0%
--------------------------------------------------------------------------------
            1,000  Clark County School District GO,
                   Series 1997 B, (Building &
                   Renovation), 5.25%, 6/15/07,
                   Prerefunded at 101% of Par (FGIC)(1)                   1,088
--------------------------------------------------------------------------------
            3,295  Las Vegas Redevelopment Agency
                   Tax Increment Rev., Series 2003 A,
                   (Fremont Street), 4.50%, 6/15/10                       3,297
--------------------------------------------------------------------------------
            3,785  Las Vegas Redevelopment Agency
                   Tax Increment Rev., Series 2003 A,
                   (Fremont Street), 5.00%, 6/15/13                       3,784
--------------------------------------------------------------------------------
            1,550  Reno Senior Lien Sales and Room
                   Tax Rev., (ReTrac-Reno Transportation
                   Rail Access Corridor), 5.50%,
                   6/1/19 (AMBAC)                                         1,672
--------------------------------------------------------------------------------
            1,865  Reno Senior Lien Sales and Room
                   Tax Rev., (ReTrac-Reno Transportation
                   Rail Access Corridor), 5.50%,
                   6/1/20 (AMBAC)                                         2,006
--------------------------------------------------------------------------------
                                                                         11,847
--------------------------------------------------------------------------------
NEW JERSEY -- 1.8%
--------------------------------------------------------------------------------
            4,335  New Jersey Transit Corporation
                   COP, 5.00%, 10/1/12 (FSA)                              4,691
--------------------------------------------------------------------------------
            5,595  New Jersey Transit Corporation
                   COP, 5.00%, 10/1/13 (FSA)                              6,035
--------------------------------------------------------------------------------
                                                                         10,726
--------------------------------------------------------------------------------
NEW MEXICO -- 0.3%
--------------------------------------------------------------------------------
            1,415  San Juan County Gross Receipts
                   Tax Rev., Series 2001 A, 5.75%,
                   9/15/21 (AMBAC)                                        1,556
--------------------------------------------------------------------------------
NEW YORK -- 6.3%
--------------------------------------------------------------------------------
            2,100  City of New York GO, Series 2002 B,
                   5.00%, 8/1/04                                          2,113
--------------------------------------------------------------------------------
            2,975  City of New York GO, Series 2002 B,
                   5.25%, 8/1/09 (CIFG)                                   3,249
--------------------------------------------------------------------------------
            2,885  City of New York GO, Series 2002 C,
                   5.25%, 8/1/09 (CIFG)                                   3,151
--------------------------------------------------------------------------------
            4,000  City of New York GO, Series 2002 C,
                   5.25%, 8/1/10                                          4,323
--------------------------------------------------------------------------------
            5,000  City of New York GO, Series 2003 I,
                   5.75%, 3/1/20                                          5,360
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Tax-Free Bond - Schedule of Investments

MAY 31, 2004

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $5,790  Long Island Power Auth. Rev., Series
                   2003 B, 5.00%, 12/1/06 (XLCA)                       $  6,168
--------------------------------------------------------------------------------
            1,000  New York Dormitory Auth.
                   Rev., Series 1995 A, (State
                   University Educational Facilities),
                   6.50%, 5/15/06                                         1,081
--------------------------------------------------------------------------------
            1,000  New York Dormitory Auth. Rev., Series
                   1996 E, (Mental Health Service
                   Facility), 6.00%, 8/15/04 (AMBAC)                      1,010
--------------------------------------------------------------------------------
            2,000  New York Dormitory Auth. Rev.,
                   Series 2002 A, (School Districts
                   Financing Program), 5.25%,
                   10/1/11 (MBIA)                                         2,211
--------------------------------------------------------------------------------
            3,250  New York Dormitory Auth. Rev.,
                   Series 2002 A, (School Districts
                   Financing Program), 5.25%,
                   10/1/12 (MBIA)                                         3,589
--------------------------------------------------------------------------------
            1,100  New York Dormitory Auth. Rev.,
                   Series 2002 A, (United Cerebral
                   Palsy Affiliate No. 1), 5.75%,
                   7/1/18 (AMBAC)                                         1,207
--------------------------------------------------------------------------------
            1,105  New York Dormitory Auth. Rev.,
                   Series 2002 H, (School District
                   Financing Program), 5.00%,
                   10/1/11 (MBIA)                                         1,204
--------------------------------------------------------------------------------
            1,160  New York State Thruway Auth.
                   Service Contract Rev., 5.50%, 4/1/06                   1,228
--------------------------------------------------------------------------------
            1,000  Niagara Falls Bridge Commission
                   Toll Rev., Series 1993 B, 5.25%,
                   10/1/15 (FGIC)                                         1,090
--------------------------------------------------------------------------------
                                                                         36,984
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.2%
--------------------------------------------------------------------------------
            2,000  North Carolina Eastern Municipal
                   Power Agency System Rev., Series
                   1993 B, 6.00%, 1/1/06 (FSA)                            2,123
--------------------------------------------------------------------------------
            1,000  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric Rev.,
                   6.00%, 1/1/10 (MBIA)                                   1,129
--------------------------------------------------------------------------------
            1,500  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric Rev.,
                   Series 2003 A, 3.00%, 1/1/05                           1,511
--------------------------------------------------------------------------------
            2,000  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric Rev.,
                   Series 2003 A, 5.50%, 1/1/13                           2,172
--------------------------------------------------------------------------------
                                                                          6,935
--------------------------------------------------------------------------------
NORTH DAKOTA -- 0.3%
--------------------------------------------------------------------------------
            1,500  Grand Forks Health Care System
                   Rev., (Altru Health System Obligation
                   Group), 7.125%, 8/15/24                                1,614
--------------------------------------------------------------------------------
OHIO -- 2.4%
--------------------------------------------------------------------------------
            1,500  Bowling Green State University
                   General Receipts Rev., 4.75%,
                   6/1/09 (FGIC)                                          1,607
--------------------------------------------------------------------------------
              500  Erie County Hospital Facilities Rev.,
                   Series 2002 A, (Firelands Regional
                   Medical Center), 4.50%, 8/15/07                          525
--------------------------------------------------------------------------------
            1,150  Mad River Local School District GO,
                   (Classroom Facilities), 5.75%,
                   12/1/19 (FGIC)                                         1,274
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $1,700  Milford Exempt Village School
                   District GO, (School Improvement),
                   6.00%, 12/1/18 (FSA)                                $  1,920
--------------------------------------------------------------------------------
            1,200  Ohio Higher Educational Facility
                   Commission Rev., (University of
                   Dayton), 5.55%, 12/1/07 (FGIC)                         1,247
--------------------------------------------------------------------------------
              750  Ohio Higher Educational Facility
                   Commission Rev., Series 1990 B,
                   (Case Western Reserve University),
                   6.50%, 10/1/20                                           908
--------------------------------------------------------------------------------
            3,320  Ohio Water Development Auth.
                   Pollution Control Facilities Rev.,
                   6.00%, 12/1/05, Prerefunded at
                   101% of Par (MBIA)(1)                                  3,503
--------------------------------------------------------------------------------
            1,505  Summit County GO, 5.75%,
                   12/1/19, Prerefunded at 101%
                   of Par (FGIC)(1)                                       1,740
--------------------------------------------------------------------------------
            1,550  Tri Valley Local School District GO,
                   5.75%, 12/1/21 (FGIC)                                  1,706
--------------------------------------------------------------------------------
                                                                         14,430
--------------------------------------------------------------------------------
OKLAHOMA -- 1.5%
--------------------------------------------------------------------------------
            6,000  Oklahoma County Independent
                   School District No. 89 GO,
                   5.00%, 2/1/06 (FGIC)                                   6,296
--------------------------------------------------------------------------------
            2,500  Oklahoma Industrial Auth. Health
                   System Rev., Series 1995 C,
                   7.00%, 8/15/04 (AMBAC)(1)                              2,530
--------------------------------------------------------------------------------
                                                                          8,826
--------------------------------------------------------------------------------
OREGON -- 2.6%
--------------------------------------------------------------------------------
            2,215  Deschutes & Jefferson Counties
                   Redmond School District No. 2J GO,
                   5.50%, 6/1/09 (FGIC)                                   2,452
--------------------------------------------------------------------------------
            2,335  Josephine County Grants Pass
                   School District No. 7 GO,
                   5.00%, 6/15/09 (FSA/School
                   Board Guaranteed)                                      2,531
--------------------------------------------------------------------------------
            1,805  Lane County Springfield School
                   District No. 19 GO, 6.375%, 10/15/04,
                   Prerefunded at 101% of Par (MBIA)(1)                   1,858
--------------------------------------------------------------------------------
            8,200  Portland Rev., Series 2003 A,
                   (Second Lien), 4.00%, 6/1/08 (FSA)                     8,539
--------------------------------------------------------------------------------
                                                                         15,380
--------------------------------------------------------------------------------
PENNSYLVANIA -- 1.9%
--------------------------------------------------------------------------------
            1,000  Oxford Area School District GO,
                   Series 2001 A, 5.50%, 2/15/17
                   (FGIC/State Aid Withholding)                           1,085
--------------------------------------------------------------------------------
            2,975  Philadelphia School District GO,
                   Series 2002 A, 5.25%, 2/1/11
                   (FSA/State Aid Withholding)                            3,269
--------------------------------------------------------------------------------
            2,500  Philadelphia Water and Wastewater
                   Rev., 5.15%, 6/15/04 (FGIC)                            2,504
--------------------------------------------------------------------------------
            2,495  Pittsburgh School District GO,
                   4.50%, 3/1/06 (FSA State
                   Aid Withholding)                                       2,598
--------------------------------------------------------------------------------
            1,500  Pittsburgh School District GO,
                   5.25%, 9/1/09 (FSA)                                    1,635
--------------------------------------------------------------------------------
                                                                         11,091
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
14

Tax-Free Bond - Schedule of Investments

MAY 31, 2004

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
PUERTO RICO -- 1.4%
--------------------------------------------------------------------------------
           $  500  Puerto Rico Commonwealth GO,
                   6.45%, 7/1/04, Prerefunded at
                   101.5% of Par(1)                                    $    510
--------------------------------------------------------------------------------
            2,835  Puerto Rico Commonwealth GO,
                   Series 2003 A, 4.00%, 7/1/05                           2,908
--------------------------------------------------------------------------------
            2,000  Puerto Rico Commonwealth GO,
                   Series 2003 C, 5.00%, 7/1/08 (FSA)                     2,147
--------------------------------------------------------------------------------
            2,500  Puerto Rico Highway &
                   Transportation Auth. Rev.,
                   5.00%, 7/1/08 (CIFG)                                   2,711
--------------------------------------------------------------------------------
                                                                          8,276
--------------------------------------------------------------------------------
RHODE ISLAND -- 1.0%
--------------------------------------------------------------------------------
            1,000  Cranston GO, 6.375%,
                   11/15/17 (FGIC)                                        1,142
--------------------------------------------------------------------------------
            1,100  Rhode Island Clean Water Finance
                   Agency Rev., Series 1994 A,
                   (Safe Drinking Water-Providence),
                   6.70%, 1/1/15 (AMBAC)                                  1,151
--------------------------------------------------------------------------------
            2,000  Rhode Island Depositors Economic
                   Protection Corp. Special Obligation
                   Rev., Series 1993 A, 6.25%,
                   8/1/16 (MBIA)(1)                                       2,380
--------------------------------------------------------------------------------
            1,300  Rhode Island Depositors Economic
                   Protection Corp. Special Obligation
                   Rev., Series 1993 B, 6.00%,
                   8/1/17 (MBIA)(1)                                       1,330
--------------------------------------------------------------------------------
                                                                          6,003
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 3.9%
--------------------------------------------------------------------------------
            1,700  Florence Water & Sewer Rev.,
                   7.50%, 3/1/18 (AMBAC)                                  2,036
--------------------------------------------------------------------------------
            1,495  Greenwood County Hospital Facilities
                   Rev., Series 2004 A, (Self Regional
                   Healthcare), 4.00%, 10/1/10 (FSA)                      1,534
--------------------------------------------------------------------------------
            1,565  Greenwood County Hospital Facilities
                   Rev., Series 2004 A, (Self Regional
                   Healthcare), 4.00%, 10/1/11 (FSA)                      1,600
--------------------------------------------------------------------------------
            1,500  Piedmont Municipal Power Agency
                   Electric Rev., 6.75%, 1/1/19 (FGIC)                    1,825
--------------------------------------------------------------------------------
              860  Piedmont Municipal Power Agency
                   Electric Rev., Series 1991 A, 6.50%,
                   1/1/16 (FGIC)                                          1,016
--------------------------------------------------------------------------------
              140  Piedmont Municipal Power Agency
                   Electric Rev., Series 1991 A, 6.50%,
                   1/1/16 (FGIC)(1)                                         168
--------------------------------------------------------------------------------
            6,035  Piedmont Municipal Power Agency
                   Electric Rev., Series 2002 A, 4.00%,
                   1/1/07 (FGIC)                                          6,083
--------------------------------------------------------------------------------
            1,000  South Carolina GO, Series 2003 B,
                   (State Capital Improvement),
                   3.00%, 3/1/08                                          1,009
--------------------------------------------------------------------------------
            3,035  South Carolina Jobs Economic
                   Development Auth. Hospital Facilities
                   Rev., Series 2003 C, (Palmetto
                   Health), 5.00%, 8/1/08 (ACA)                           3,194
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $3,195  South Carolina Jobs Economic
                   Development Auth. Hospital Facilities
                   Rev., Series 2003 C, (Palmetto
                   Health), 5.50%, 8/1/09 (ACA)                        $  3,423
--------------------------------------------------------------------------------
            1,095  Spartanburg County Health Services
                   District Inc. Hospital Rev., 5.50%,
                   4/15/16 (FSA)                                          1,176
--------------------------------------------------------------------------------
                                                                         23,064
--------------------------------------------------------------------------------
TENNESSEE -- 0.5%
--------------------------------------------------------------------------------
            1,050  Clarksville Water Sewer & Gas Rev.,
                   4.25%, 2/1/07 (FSA)                                    1,098
--------------------------------------------------------------------------------
            1,685  Clarksville Water Sewer & Gas Rev.,
                   4.85%, 2/1/15 (FSA)                                    1,742
--------------------------------------------------------------------------------
                                                                          2,840
--------------------------------------------------------------------------------
TEXAS -- 7.2%
--------------------------------------------------------------------------------
            1,815  Clint Independent School District GO,
                   6.00%, 2/15/17 (PSF)                                   2,021
--------------------------------------------------------------------------------
            1,000  Corpus Christi Utility System Rev.,
                   5.50%, 7/15/07 (FSA)                                   1,087
--------------------------------------------------------------------------------
            5,690  Dallas County Community College
                   District GO Maintenance Tax Notes,
                   3.00%, 2/15/12                                         5,250
--------------------------------------------------------------------------------
            1,000  Dallas-Fort Worth Regional Airport
                   Rev., Series 1994 A, 5.90%,
                   11/1/08 (MBIA)                                         1,017
--------------------------------------------------------------------------------
            1,000  Denison Hospital Auth. Rev.,
                   (Texoma Medical Center), 5.90%,
                   8/15/07 (ACA)                                          1,074
--------------------------------------------------------------------------------
            1,000  Denton Utility System Rev., Series
                   1996 A, 5.95%, 12/1/14 (MBIA)                          1,083
--------------------------------------------------------------------------------
            1,310  Harris County Housing Finance
                   Corporation Rev., (Las Americas
                   Apartments), 4.90%, 3/1/11 (FNMA)                      1,376
--------------------------------------------------------------------------------
            3,000  Hays Consolidated Independent
                   School District GO, (Capital
                   Appreciation), 5.20%,
                   8/15/11 (PSF)(3)                                       2,222
--------------------------------------------------------------------------------
            1,295  Hidalgo County GO, 5.50%,
                   8/15/19 (FGIC)                                         1,389
--------------------------------------------------------------------------------
            1,750  Hidalgo County GO, 5.50%,
                   8/15/21 (FGIC)                                         1,863
--------------------------------------------------------------------------------
              574  Houston Participation Interest
                   COP, 6.40%, 6/1/27                                       623
--------------------------------------------------------------------------------
              500  Houston Water & Sewer System
                   Rev., Series 1992 C, (Junior Lien),
                   5.90%, 12/1/05 (MBIA)                                    531
--------------------------------------------------------------------------------
            1,500  Houston Water & Sewer System
                   Rev., Series 1997 C, (Junior Lien),
                   5.375%, 12/1/27 (FGIC)                                 1,648
--------------------------------------------------------------------------------
            1,000  Lubbock Health Facilities
                   Development Corp. Rev.,
                   (Lutheran Retirement), 6.00%,
                   3/20/29 (GNMA)                                         1,042
--------------------------------------------------------------------------------
              550  Pasadena Independent School
                   District GO, Series 2001 A, 6.05%,
                   2/15/16 (PSF)                                            632
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
15

Tax-Free Bond - Schedule of Investments

MAY 31, 2004

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $1,500  Pearland Independent School
                   District GO, 6.00%, 2/15/15 (PSF)                   $  1,645
--------------------------------------------------------------------------------
            2,000  San Antonio Electric and Gas Rev.,
                   7.10%, 2/1/09 (FGIC)(1)(3)                             1,699
--------------------------------------------------------------------------------
            1,000  Tarrant County Health Facility
                   Development Corp. Health System
                   Rev., (Ft. Worth Osteopathic),
                   6.00%, 5/15/11 (MBIA)                                  1,109
--------------------------------------------------------------------------------
            3,645  Texas GO, Series 2003 C,
                   (Water Financial Assistance),
                   5.00%, 8/1/07                                          3,911
--------------------------------------------------------------------------------
            4,250  Texas Municipal Power Agency Rev.,
                   (Sub-Lien), 4.00%, 9/1/09 (FGIC)(2)                    4,339
--------------------------------------------------------------------------------
            1,500  Texas Public Finance Auth. Building
                   Rev., (Technical College), 6.25%,
                   8/1/09 (MBIA)                                          1,663
--------------------------------------------------------------------------------
            1,000  Texas Technical University Rev.,
                   5.00%, 8/15/08 (MBIA)                                  1,080
--------------------------------------------------------------------------------
            1,000  Travis County Health Facilities
                   Development Corp. Rev., Series
                   1999 A, (Ascension Health Credit),
                   5.875%, 11/15/09, Prerefunded
                   at 101% of Par (AMBAC)(1)                              1,135
--------------------------------------------------------------------------------
            1,000  Tyler Health Facilities Development
                   Corp. Rev., (Mother Frances Hospital),
                   4.50%, 7/1/06                                          1,034
--------------------------------------------------------------------------------
            2,000  Tyler Health Facilities Development
                   Corp. Rev., (Mother Frances Hospital),
                   5.00%, 7/1/08                                          2,102
--------------------------------------------------------------------------------
                                                                         42,575
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.8%
--------------------------------------------------------------------------------
            2,000  Virgin Islands Public Finance Auth.
                   Rev., Series 1998 A, (Senior Lien),
                   5.20%, 10/1/09                                         2,133
--------------------------------------------------------------------------------
            2,355  Virgin Islands Public Finance Auth.
                   Rev., Series 1999 A, (Gross Receipts
                   Taxes), 5.00%, 10/1/04                                 2,380
--------------------------------------------------------------------------------
                                                                          4,513
--------------------------------------------------------------------------------
UTAH -- 2.2%
--------------------------------------------------------------------------------
              355  Intermountain Agency Power Supply
                   Rev., Series 1993 A, 5.40%, 7/1/08
                   (MBIA-IBC)(1)                                            363
--------------------------------------------------------------------------------
            1,000  Salt Lake City Hospital Rev., Series
                   1988 A, (Intermountain Health
                   Corporation), 8.125%, 5/15/15(1)                       1,248
--------------------------------------------------------------------------------
            1,000  Salt Lake County Municipal Building
                   Auth. Lease Rev., Series 1994 A,
                   6.00%, 10/1/04, Prerefunded at
                   101% of Par (MBIA)(1)                                  1,026
--------------------------------------------------------------------------------
            1,000  Utah County Municipal Building
                   Auth. Lease Rev., 4.00%,
                   11/1/05 (AMBAC)                                        1,031
--------------------------------------------------------------------------------
            1,495  Utah County Municipal Building
                   Auth. Lease Rev., 5.00%,
                   11/1/09 (AMBAC)                                        1,612
--------------------------------------------------------------------------------
            1,820  Utah County Municipal Building
                   Auth. Lease Rev., 5.25%,
                   11/1/13 (AMBAC)                                        1,980
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $1,915  Utah County Municipal Building
                   Auth. Lease Rev., 5.25%,
                   11/1/14 (AMBAC)                                     $  2,073
--------------------------------------------------------------------------------
            1,000  Utah County Municipal Building
                   Auth. Lease Rev., 5.50%,
                   11/1/16 (AMBAC)                                        1,081
--------------------------------------------------------------------------------
               25  Utah Housing Finance Agency
                   Single Family Mortgage Rev.,
                   5.65%, 7/1/06                                             26
--------------------------------------------------------------------------------
            1,130  West Valley City Municipal
                   Building Auth. Rev., Series 2002 A,
                   5.00%, 8/1/10 (AMBAC)                                  1,222
--------------------------------------------------------------------------------
            1,305  West Valley City Utility Sales
                   Tax Rev., Series 2001 A, 5.50%,
                   7/15/16 (MBIA)                                         1,409
--------------------------------------------------------------------------------
                                                                         13,071
--------------------------------------------------------------------------------
VIRGINIA -- 0.7%
--------------------------------------------------------------------------------
            1,500  Fairfax County COP, 5.30%, 4/15/23                     1,536
--------------------------------------------------------------------------------
            1,000  Hampton Industrial Development
                   Auth. Rev., Series 1994 A, (Sentara
                   General Hospital), 6.50%, 11/1/06,
                   Prerefunded at 100% of Par(1)                          1,101
--------------------------------------------------------------------------------
            1,115  Pittsylvania County GO, Series
                   2001 B, 5.75%, 3/1/18 (MBIA)                           1,231
--------------------------------------------------------------------------------
                                                                          3,868
--------------------------------------------------------------------------------
WASHINGTON -- 8.4%
--------------------------------------------------------------------------------
            1,000  Benton County Public Utility
                   District No. 1 Rev., Series 2001 A,
                   5.625%, 11/1/19 (FSA)                                  1,087
--------------------------------------------------------------------------------
            1,000  Cowlitz County Kelso School
                   District No. 458 GO, 5.75%,
                   12/1/18 (FSA)                                          1,108
--------------------------------------------------------------------------------
            2,150  Douglas County Public Utilities
                   District No. 1 Wells Hydroelectric
                   Rev., Series 2003 B, 3.00%,
                   9/1/06 (MBIA)                                          2,189
--------------------------------------------------------------------------------
            3,500  Energy Northwest Electrical Rev.,
                   Series 2002 A, (Columbia
                   Generating), 5.75%, 7/1/18 (MBIA)                      3,839
--------------------------------------------------------------------------------
            9,000  Energy Northwest Electrical Rev.,
                   Series 2002 B, (Columbia
                   Generating), 6.00%, 7/1/18 (AMBAC)                    10,089
--------------------------------------------------------------------------------
            7,145  King County GO, 5.50%, 12/1/12                         8,006
--------------------------------------------------------------------------------
            2,000  King County GO, Series 1997 D,
                   5.75%, 12/1/11                                         2,219
--------------------------------------------------------------------------------
            1,555  King County Lake Washington School
                   District No. 414 GO, 5.75%, 12/1/15                    1,738
--------------------------------------------------------------------------------
            1,260  Mason County Shelton School District
                   No. 309 GO, 5.625%, 12/1/17 (FGIC)                     1,375
--------------------------------------------------------------------------------
            1,120  Metropolitan Park District of Tacoma
                   GO, 6.00%, 12/1/16 (AMBAC)                             1,260
--------------------------------------------------------------------------------
            1,000  Metropolitan Park District of Tacoma
                   GO, 6.00%, 12/1/18 (AMBAC)                             1,125
--------------------------------------------------------------------------------
            1,435  Snohomish & Island Counties
                   Stanwood School District
                   No. 401 GO, 3.25%, 6/15/11
                   (FSA School Board Guaranteed)                          1,382
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
16

Tax-Free Bond - Schedule of Investments

MAY 31, 2004

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
           $  305  Tacoma Electrical Systems Rev.,
                   6.10%, 1/1/07 (FGIC)                                $    312
--------------------------------------------------------------------------------
            1,720  University of Washington Rev.,
                   (Student Facilities Fee),
                   5.875%, 6/1/18 (FSA)                                   1,906
--------------------------------------------------------------------------------
            1,000  Washington GO, Series 1990 A,
                   6.75%, 2/1/15                                          1,203
--------------------------------------------------------------------------------
            3,000  Washington GO, Series 1997 E,
                   6.00%, 7/1/04                                          3,013
--------------------------------------------------------------------------------
            1,000  Washington Public Power Supply
                   System Rev., Series 1996 A,
                   (Nuclear Project No. 1), 5.75%,
                   7/1/12 (MBIA)                                          1,087
--------------------------------------------------------------------------------
            4,570  Washington Public Power Supply
                   System Rev., Series 1998 A,
                   (Nuclear Project No. 2), 5.00%,
                   7/1/12 (FSA-CR)                                        4,872
--------------------------------------------------------------------------------
            1,500  Whitman County Pullman School
                   District No. 267 GO, 5.625%,
                   12/1/16 (FSA)                                          1,652
--------------------------------------------------------------------------------
                                                                         49,462
--------------------------------------------------------------------------------
WISCONSIN -- 1.6%
--------------------------------------------------------------------------------
            1,180  Winneconne Community School
                   District GO, 6.75%, 4/1/06,
                   Prerefunded at 100% of Par (FGIC)(1)                   1,280
--------------------------------------------------------------------------------
            1,990  Wisconsin Clean Water Rev.,
                   6.875%, 6/1/11                                         2,345
--------------------------------------------------------------------------------
            2,590  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Aurora
                   Medical Group), 6.00%,
                   11/15/10 (FSA)                                         2,939
--------------------------------------------------------------------------------
              400  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Froedert &
                   Community Health Obligation),
                   5.00%, 10/1/04                                           404
--------------------------------------------------------------------------------
            1,100  Wisconsin Health & Educational
                   Facilities Auth. Rev.,
                   (Wheaton Franciscan Services),
                   4.00%, 8/15/04                                         1,106
--------------------------------------------------------------------------------
            1,225  Wisconsin Health & Educational
                   Facilities Auth. Rev.,
                   (Wheaton Franciscan Services),
                   4.00%, 8/15/06                                         1,270
--------------------------------------------------------------------------------
                                                                          9,344
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $558,313)                                                         572,747
--------------------------------------------------------------------------------

Principal Amount              ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL
SECURITIES -- 3.0%

CALIFORNIA -- 2.4%
--------------------------------------------------------------------------------
           $1,200  California Department of Water
                   Resources Rev., Series 2002 B2,
                   VRDN, 1.10%, 6/1/04
                   (LOC: BNP Paribas)                                  $  1,200
--------------------------------------------------------------------------------
            2,430  California Housing Finance Agency
                   Rev., Series 2000 D, VRDN, 1.10%,
                   6/1/04 (SBBPA: California
                   State  Teachers Retirement System,
                   Landesbank Hessen-Thuringen)                           2,430
--------------------------------------------------------------------------------
            2,125  California Housing Finance Agency
                   Rev., Series 2001 B, (Multifamily
                   Housing III), VRDN, 1.10%, 6/1/04                      2,125
--------------------------------------------------------------------------------
            2,000  Irvine Ranch Water District GO,
                   Series 1998 A, (Improvement District
                   No. 284), VRDN, 1.09%, 6/1/04
                   (LOC: Landesbank Hessen-Thuringen)                     2,000
--------------------------------------------------------------------------------
              900  Los Angeles Department of Water &
                   Power Rev., Series 2001 B2, VRDN,
                   1.07%, 6/1/04                                            900
--------------------------------------------------------------------------------
            1,000  Los Angeles Water & Power Rev.,
                   Subseries 2002 A-8, VRDN,
                   1.07%, 6/3/04                                          1,000
--------------------------------------------------------------------------------
            2,400  Orange County Improvement Bond
                   Act 1915 Special Assessment, Series
                   2003 A, (Assessment District
                   No. 01-1), VRDN, 1.07%, 6/1/04
                   (LOC: KBC Bank N.V.)                                   2,400
--------------------------------------------------------------------------------
            1,900  Orange County Sanitation Districts
                   COP, Series 2000 B, VRDN, 1.07%,
                   6/1/04 (SBBPA: Dexia Public
                   Finance Bank SA)                                       1,900
--------------------------------------------------------------------------------
                                                                         13,955
--------------------------------------------------------------------------------
GEORGIA -- 0.5%
--------------------------------------------------------------------------------
            3,000  Macon-Bibb County Hospital Auth.
                   Anticipation Certificates Rev.,
                   (Central Georgia Health), VRDN,
                   1.08%, 6/1/04 (LOC: SunTrust Bank)                     3,000
--------------------------------------------------------------------------------
PENNSYLVANIA -- 0.1%
--------------------------------------------------------------------------------
              750  Allegheny County Industrial
                   Development Auth. Rev.,
                   Series 2001 A, (Longwood),
                   VRDN, 1.10%, 6/1/04 (RADIAN)                             750
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $17,705)                                                           17,705
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $576,018)                                                        $590,452
================================================================================

See Notes to Financial Statements.                                  (continued)

------
17

Tax-Free Bond - Schedule of Investments

MAY 31, 2004

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

CIFG = CIFG IXIS Financial Guaranty North America

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

FSA-CR = Financial Security Assurance, Inc. Custody Receipts

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

PSF = Permanent School Fund

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2004.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) When-issued security.

(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4) Security, or a portion thereof, has been segregated for a when-issued security.

See Notes to Financial Statements.

------
18

Statement of Assets and Liabilities

MAY 31, 2004
--------------------------------------------------------------------------------
                                                     TAX-FREE
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)    MONEY MARKET   TAX-FREE
BOND
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $275,016 and $576,018, respectively)        $275,016         $590,452
-----------------------------------------------
Cash                                                      578              281
-----------------------------------------------
Receivable for investments sold                            --            6,702
-----------------------------------------------
Receivable for capital shares sold                        348              334
-----------------------------------------------
Interest receivable                                       729            9,182
-----------------------------------------------
Prepaid portfolio insurance                                30               --
--------------------------------------------------------------------------------
                                                      276,701          606,951
--------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------
Payable for investments purchased                          --           14,031
-----------------------------------------------
Payable for capital shares redeemed                       337              905
-----------------------------------------------
Accrued management fees                                   116              251
-----------------------------------------------
Dividends payable                                           3              364
--------------------------------------------------------------------------------
                                                          456           15,551
--------------------------------------------------------------------------------

NET ASSETS                                           $276,245         $591,400
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                      $276,303         $577,950
-----------------------------------------------
Undistributed net investment income                        --                3
-----------------------------------------------
Accumulated net realized loss
on investment transactions                                (58)            (987)
-----------------------------------------------
Net unrealized appreciation on investments                 --           14,434
--------------------------------------------------------------------------------

                                                     $276,245         $591,400
================================================================================
INVESTOR CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                       $276,245,279     $583,689,404
-----------------------------------------------
Shares outstanding                                276,302,839       54,521,252
-----------------------------------------------
Net asset value per share                               $1.00           $10.71
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                N/A       $7,710,863
-----------------------------------------------
Shares outstanding                                        N/A          720,256
-----------------------------------------------
Net asset value per share                                 N/A           $10.71
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
19

Statement of Operations

YEAR ENDED MAY 31, 2004
--------------------------------------------------------------------------------
                                                     TAX-FREE
(AMOUNTS IN THOUSANDS)                             MONEY MARKET   TAX-FREE
BOND
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------
Interest                                                $3,033         $ 23,762
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------
Management fees                                          1,300            3,080
-----------------------------------------------------
Trustees' fees and expenses                                 14               34
-----------------------------------------------------
Portfolio insurance                                         35               --
-----------------------------------------------------
Other expenses                                              --                2
--------------------------------------------------------------------------------
                                                         1,349            3,116
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                    1,684           20,646
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on
investment transactions                                     (4)          (1,078)
-----------------------------------------------------
Change in net unrealized
appreciation on investments                                 --          (26,026)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                            (4)         (27,104)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                               $1,680        $  (6,458)
================================================================================

See Notes to Financial Statements.

------
20

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2004 AND MAY 31, 2003
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)           TAX-FREE MONEY MARKET         TAX-FREE BOND
--------------------------------------------------------------------------------
INCREASE
(DECREASE)
IN NET ASSETS                     2004          2003        2004        2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income           $  1,684     $  2,764     $ 20,646     $ 18,845
-----------------------------
Net realized gain (loss)              (4)           7       (1,078)       2,640
-----------------------------
Change in net
unrealized appreciation               --           --      (26,026)      24,257
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                    1,680        2,771       (6,458)      45,742
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net
investment income:
-----------------------------
  Investor Class                  (1,684)      (2,764)     (20,395)     (18,836)
-----------------------------
  Institutional Class                 --           --         (251)         (17)
-----------------------------
From net realized gains:
-----------------------------
  Investor Class                      --           --       (1,450)        (859)
-----------------------------
  Institutional Class                 --           --          (16)          --
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                (1,684)      (2,764)     (22,112)     (19,712)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                 3,993       22,214       (7,639)     219,132
--------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                      3,989       22,221      (36,209)     245,162
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period              272,256      250,035      627,609      382,447
--------------------------------------------------------------------------------
End of period                   $276,245     $272,256     $591,400     $627,609
================================================================================

Undistributed net
investment income                     --           --            $3          --
================================================================================

See Notes to Financial Statements.

------
21

Notes to Financial Statements

MAY 31, 2004 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Tax-Free Money Market Fund (Tax-Free Money
Market) and Tax-Free Bond Fund (Tax-Free Bond) (collectively, the funds) are two funds in a series issued by the trust. The funds are diversified under the 1940
Act. The funds' investment objective is to seek safety of principal and high current income that is exempt from federal income tax. Tax-Free Money Market invests primarily in cash-equivalent, high-quality municipal obligations.
Tax-Free Bond invests primarily in high-quality municipal obligations. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Tax-Free Money Market is authorized to issue the Investor
Class. Tax-Free Bond is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of Tax-Free
Bond are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Trustees if such fair value determination would materially impact a fund's net asset value. Valuations may not be readily available if, for example:
an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Tax-Free Bond may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

(continued)

------
22

Notes to Financial Statements

MAY 31, 2004 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money
Market. The rates for the Investment Category Fee range from 0.1625% to 0.2800%
for Tax-Free Bond. Rates for the Complex Fee range from 0.2900% to 0.3100% for the Investor Class. The Institutional Class is 0.2000% less at each point within the Complex Fee Range. For the year ended May 31, 2004, the effective annual management fee for the Investor Class of Tax-Free Money Market and Tax-Free Bond
was 0.49% and 0.50%, respectively. For the year ended May 31, 2004, the effective annual management fee for the Institutional Class of Tax-Free Bond was
0.30%.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA
Insurance Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market pays annual premiums equal to 0.018% to MBIA based on participating money market funds'
market value at January 31, 2004. The premiums are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

Tax-Free Bond has a bank line of credit agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM).
JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities for Tax-Free Bond, excluding short-term investments, for the year ended May 31, 2004, were $366,055 and
$357,249, respectively. All investment transactions for Tax-Free Money Market were considered short-term during the year ended May 31, 2004.

(continued)

------
23

Notes to Financial Statements

MAY 31, 2004 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):
--------------------------------------------------------------------------------
                                TAX-FREE MONEY MARKET        TAX-FREE BOND
--------------------------------------------------------------------------------
                                 SHARES       AMOUNT      SHARES       AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2004
----------------------------
Sold                             218,652    $218,652       20,630     $226,578
----------------------------
Issued in reinvestment
of distributions                   1,634       1,634        1,525       16,643
----------------------------
Redeemed                        (216,293)   (216,293)     (23,030)    (251,285)
--------------------------------------------------------------------------------
Net increase (decrease)            3,993      $3,993         (875)     $(8,064)
================================================================================
YEAR ENDED MAY 31, 2003
----------------------------
Sold                             210,319    $210,319       30,403     $331,080
----------------------------
Issued in connection
with acquisition                      --          --        4,690       51,094
----------------------------
Issued in reinvestment
of distributions                   2,622       2,622        1,491       16,276
----------------------------
Redeemed                        (190,727)   (190,727)     (17,153)    (186,832)
--------------------------------------------------------------------------------
Net increase                      22,214    $ 22,214       19,431     $211,618
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2004
----------------------------
Sold                                 N/A         N/A          138       $1,492
----------------------------
Issued in reinvestment
of distributions                                               24          267
----------------------------
Redeemed                                                     (122)      (1,334)
--------------------------------------------------------------------------------
Net increase                                                   40         $425
================================================================================
PERIOD ENDED MAY 31, 2003(1)
----------------------------
Sold                                 N/A         N/A          703       $7,768
----------------------------
Issued in reinvestment
of distributions                                                1           16
----------------------------
Redeemed                                                      (24)        (270)
--------------------------------------------------------------------------------
Net increase                                                  680       $7,514
================================================================================

(1) April 15, 2003 (commencement of sale) through May 31, 2003 for Tax-Free
    Bond.

5. BANK LINE OF CREDIT

Tax-Free Bond, along with certain other funds managed by ACIM, has a $650 million unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.50%. The fund did not borrow from the line during the year ended May 31, 2004.

6. RISK FACTORS

The funds may concentrate their investments in certain states and therefore may have more exposure to credit risk related to those states than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

(continued)

------
24

Notes to Financial Statements

MAY 31, 2004 (AMOUNTS IN THOUSANDS)

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended May 31, 2004 and
May 31, 2003 were as follows:
--------------------------------------------------------------------------------
                           TAX-FREE MONEY MARKET          TAX-FREE BOND
--------------------------------------------------------------------------------
                              2004       2003           2004          2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income              $1,684     $2,764         $21,503      $18,853
--------------------------------------------------------------------------------
Long-term capital gains          --         --            $609         $859
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:
--------------------------------------------------------------------------------
                                                   TAX-FREE
                                                 MONEY MARKET   TAX-FREE
BOND
--------------------------------------------------------------------------------
Federal tax cost of investments                    $275,016         $576,018
================================================================================
Gross tax appreciation of investments                    --          $17,772
--------------------------------------------------
Gross tax depreciation of investments                    --           (3,338)
--------------------------------------------------------------------------------
Net tax appreciation of investments                      --          $14,434
================================================================================
Undistributed taxable ordinary income                    --               $3
--------------------------------------------------
Undistributed tax-exempt ordinary income                 --               --
--------------------------------------------------
Accumulated capital losses                             $(58)           $(663)
--------------------------------------------------
Capital loss deferral                                    --            $(324)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

                             2008         2009           2010           2011
-------------------------------------------------------------------------------
Tax-Free Money Market        $(6)        $(39)           $(9)           $(4)
-------------------------------------------------------------------------------
Tax-Free Bond                 --           --             --           $(663)
-------------------------------------------------------------------------------

The capital loss deferrals listed above represent net capital losses incurred in the seven-month period ended May 31, 2004. Tax-Free Bond has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

(continued)

------
25

Notes to Financial Statements

MAY 31, 2004 (AMOUNTS IN THOUSANDS)

8. REORGANIZATION PLAN

On September 3, 2002 Tax-Free Bond acquired all of the net assets of
Limited-Term Tax-Free Fund (Limited-Term), another fund previously issued by the trust, pursuant to a plan of reorganization approved by the acquired fund's shareholders on August 2, 2002. Tax-Free Bond is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization. The acquisition was accomplished by a tax-free exchange of
4,690 shares of Tax-Free Bond for 4,892 shares of Limited-Term, outstanding on
September 3, 2002. The net assets of Tax-Free Bond and Limited-Term immediately before the acquisition were $454,253 and $51,094, respectively. Limited-Term unrealized appreciation of $1,699 was combined with that of Tax-Free Bond.
Immediately after the acquisition, the combined net assets were $505,347.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds designate exempt interest and capital gain dividends for the fiscal year ended May 31, 2004, as follows:
-------------------------------------------------------------------------------
                                          TAX-FREE              TAX-FREE
                                        MONEY MARKET              BOND
-------------------------------------------------------------------------------
Exempt interest
dividends                                  $1,681                $20,578
-------------------------------------------------------------------------------
Long-term capital gains                        --                   $609
-------------------------------------------------------------------------------

------
26

Tax-Free Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                               2004      2003       2002      2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00     $1.00      $1.00     $1.00       $1.00
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment
  Income                       0.01      0.01       0.02      0.04       0.03
--------------------------------------------------------------------------------
Distributions
----------------------------
  From Net
  Investment Income           (0.01)    (0.01)     (0.02)    (0.04)     (0.03)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $1.00     $1.00      $1.00     $1.00      $1.00
================================================================================
  TOTAL RETURN(1)              0.64%     1.05%      1.64%     3.71%      3.30%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses To Average
Net Assets                     0.51%     0.51%      0.51%     0.50%      0.50%
----------------------------
Ratio of Net
Investment Income
to Average
Net Assets                     0.65%     1.04%      1.62%     3.64%      3.23%
----------------------------
Net Assets,
End of Period
(in thousands)               $276,245  $272,256   $250,035  $249,461   $233,852
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
27

Tax-Free Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31
-------------------------------------------------------------------------------
                                             INVESTOR CLASS
-------------------------------------------------------------------------------
                            2004       2003       2002       2001       2000
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $11.19     $10.63     $10.50     $9.93      $10.39
-------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income                    0.37       0.39       0.44       0.48       0.48
--------------------------
  Net Realized and
  Unrealized Gain (Loss)   (0.45)      0.58       0.22       0.57      (0.44)
-------------------------------------------------------------------------------
  Total From
  Investment Operations    (0.08)      0.97       0.66       1.05       0.04
-------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income        (0.37)     (0.39)     (0.44)     (0.48)     (0.48)
--------------------------
  From Net
  Realized Gains           (0.03)     (0.02)     (0.09)       --       (0.02)
-------------------------------------------------------------------------------
  Total Distributions      (0.40)     (0.41)     (0.53)     (0.48)     (0.50)
-------------------------------------------------------------------------------
Net Asset Value,
End of Period              $10.71     $11.19     $10.63     $10.50      $9.93
===============================================================================
  TOTAL RETURN(1)          (0.79)%     9.31%      6.45%     10.77%      0.44%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets          0.51%      0.51%      0.51%      0.51%      0.51%
--------------------------
Ratio of Net
Investment Income to
Average Net Assets          3.34%      3.62%      4.14%      4.65%      4.75%
--------------------------
Portfolio
Turnover Rate                60%        57%        86%       106%       107%
--------------------------
Net Assets,
End of Period
(in thousands)            $583,689   $620,000   $382,447   $188,186   $149,511
-------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
28

Tax-Free Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
--------------------------------------------------------------------------------
                                                       INSTITUTIONAL CLASS

--------------------------------------------------------------------------------
                                                      2004           2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $11.19          $10.90
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income                               0.39            0.05
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)            (0.45)           0.29
--------------------------------------------------------------------------------
  Total From Investment Operations                   (0.06)           0.34
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                         (0.39)          (0.05)
--------------------------------------------
  From Net Realized Gains                            (0.03)            --
--------------------------------------------------------------------------------
  Total Distributions                                (0.42)          (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $10.71          $11.19
================================================================================
  TOTAL RETURN(2)                                   (0.60)%          3.14%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                                0.31%          0.30%(3)
--------------------------------------------
Ratio of Net Investment
Income to Average Net Assets                         3.54%          3.68%(3)
--------------------------------------------
Portfolio Turnover Rate                               60%            57%(4)
--------------------------------------------
Net Assets, End of Period (in thousands)             $7,711          $7,609
--------------------------------------------------------------------------------

(1) April 15, 2003 (commencement of sale) through May 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
29

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Municipal Trust and Shareholders of the
American Century Tax-Free Money Market Fund and the American Century Tax-Free
Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century Tax-Free Money
Market Fund and the American Century Tax-Free Bond Fund (two of the five funds in the American Century Municipal Trust hereafter referred to as the "Funds") at
May 31, 2004, the results of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management;
our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board
(United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
July 12, 2004

------
30

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77, based on an extension granted under retirement guidelines in effect prior to March
2004. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1930

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, General Partner, Discovery
Ventures (Venture capital firm, 1996 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Lead Trustee

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

(continued)

------
31

Management

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 23

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1928

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 32

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Trustee

LENGTH OF TIME SERVED (YEARS): 19

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

(continued)

------
32

Management

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACSC (September 1985 to present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1964

POSITION(S) HELD WITH FUND: Controller(1)

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------
33

Share Class Information

One class of shares is authorized for sale by Tax-Free Money Market: Investor
Class. Two classes of shares are authorized for sale by Tax-Free Bond: Investor
Class and Institutional Class. The total expense ratio for Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
34

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

RISK FACTORS

The funds may concentrate their investments in certain states and therefore may have more exposure to credit risk related to those states than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

------
35

Notes

------
36

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and
American Century Investments are service marks
of American Century Services Corporation.

0407                        American Century Investment Services, Inc.
SH-ANN-38591N               (c)2004 American Century Services Corporation

[front cover]

MAY 31, 2004

American Century Investments
Annual Report

[photos]

Arizona Municipal Bond Fund
Florida Municipal Bond Fund
High-Yield Municipal Fund

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You ........................................................ 1

ARIZONA MUNICIPAL BOND

FLORIDA MUNICIPAL BOND

HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Arizona Municipal
Bond, Florida Municipal Bond, and High-Yield Municipal funds for the fiscal year ended May 31, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and commentary that provide insight into market conditions that affected the fund's performance.

In addition, through our americancentury.com Web site, we provide quarterly commentaries on all portfolios managed by our investment teams, the views of our senior investment officers, and other communications about investing, portfolio strategy, and the markets. We also have many resources available in the
Education & Planning section of our site to help you meet your goals.

Your next shareholder report for these funds will be the semiannual report dated
November 30, 2004, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Arizona Municipal Bond - Performance

TOTAL RETURNS AS OF MAY 31, 2004
                                    ---------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR     5 YEARS  10 YEARS(1)  INCEPTION(1)    DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           -1.06%      5.05%      5.49%      5.62%         4/11/94
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL
5-YEAR GO INDEX          -0.22%      5.04%      5.48%      5.55%(2)        --
--------------------------------------------------------------------------------
LIPPER OTHER
STATES INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS          -1.07%      4.16%      4.77%      4.85%(3)        --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
5/31/04(4)              60 of 115   2 of 85    2 of 53     2 of 45(3)      --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
6/30/04(4)              46 of 115   1 of 86    2 of 55     2 of 45(3)      --
--------------------------------------------------------------------------------
A Class                                                                  2/27/04
   No sales charge*        --         --         --       -2.87%(5)
   With sales charge*      --         --         --       -7.24%(5)
--------------------------------------------------------------------------------
B Class                                                                  2/27/04
   No sales charge*        --         --         --       -3.06%(5)
   With sales charge*      --         --         --       -8.06%(5)
--------------------------------------------------------------------------------
C Class                                                                  2/27/04
   No sales charge*        --         --         --       -3.06%(5)
   With sales charge*      --         --         --       -4.02%(5)
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from
 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Investor Class returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

(2) Since 3/31/94, the date nearest the fund's inception for which data are available.

(3) Since 4/14/94, the date nearest the fund's inception for which data are available.

(4) Lipper rankings are based on average annual total returns for the Investor
    Class in a given category for the periods indicated.

(5) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
2

Arizona Municipal Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended May 31
----------------------------------------------------------------------------------------------------
                     1995    1996    1997    1998    1999    2000     2001    2002    2003     2004
----------------------------------------------------------------------------------------------------
Investor Class*      7.52%   4.65%   5.77%   7.19%   4.51%   0.20%   10.57%   6.74%   9.36%   -1.06%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index             6.89%   4.74%   6.08%   6.95%   4.90%   0.65%   10.17%   6.33%   8.72%   -0.22%
----------------------------------------------------------------------------------------------------
*Investor Class returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Arizona Municipal Bond - Portfolio Commentary

BY KENNETH SALINGER, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

Arizona Municipal Bond returned -1.06%* for the 12 months ended May 31, 2004. By comparison, the average return of the 115 Other States Intermediate Municipal
Debt Funds tracked by Lipper Inc. was -1.07%. (See page 2 for additional details.)

During the majority of the performance period, we emphasized strategies that we believed would hold up well in light of our expectations for bond yields to rise as the U.S. economy improved. Although we were right on the money with regard to economic improvements, we weren't quite as accurate when it came to forecasting when the rise in bond yields would occur.

Since we're after long-term results, however, we maintained Arizona Municipal
Bond's defensive positioning and that choice began to pay off during the last six months. From a long-term results standpoint, Arizona Municipal Bond finished among the top 5% of its Lipper peer group for the five- and 10-year periods ended May 31, 2004.

ECONOMIC BACKDROP

Turning to the U.S. economy, growth (as measured by seasonally adjusted real gross domestic product) surged to an 8.2% annualized pace during the third quarter of 2003, marking the fastest three-month rate in almost two decades.
Activity moderated thereafter but nevertheless finished the first quarter of
2004 at 3.9%.

In addition, labor-market conditions improved, providing what had previously been a key missing ingredient. Upbeat monthly employment reports, specifically for March and April, helped to underscore that notion and drive up expectations for better economic times ahead.

On the inflation front, prices rose from well-behaved levels. As measured by the consumer price index for all urban consumers (and excluding food and energy components), inflation increased at a 2.9% seasonally adjusted annual rate for the first five months of 2004, compared with a very modest 1.1% for all of 2003.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           5/31/04               5/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   7.4 yrs               8.5 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.4 yrs               4.9 yrs
--------------------------------------------------------------------------------

YIELDS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         2.93%
--------------------------------------------------------------------------------
A Class                                                2.58%
--------------------------------------------------------------------------------
B Class                                                1.89%
--------------------------------------------------------------------------------
C Class                                                1.99%
--------------------------------------------------------------------------------
INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
28.54% Tax Bracket                                     4.10%
--------------------------------------------------------------------------------
31.40% Tax Bracket                                     4.27%
--------------------------------------------------------------------------------
36.38% Tax Bracket                                     4.60%
--------------------------------------------------------------------------------
38.28% Tax Bracket                                     4.74%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are combined federal and state tax brackets.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------
4

Arizona Municipal Bond - Portfolio Commentary

INTEREST RATE AND MARKET BACKDROP

As the economy and labor market improved, the outlook for short-term interest rates switched directions. In June 2003, the Federal Reserve (the Fed) reduced its main interest rate benchmark to a better than four-decade low of 1.0%. In subsequent post-meeting statements, the Fed drummed up expectations that short-term interest rates could be maintained at such levels for the near future, which helped municipal bond yields to trend generally lower before bottoming in mid-March 2004.

Bond yields rose sharply after that, however, thanks in part to Fed comments about the eventual need for higher interest rates in light of the improved economic backdrop and job-producing labor market.

The net result for the 12 months was that municipal bond prices fell across the board, with yields on bonds maturing in four and five years generally increasing the most and by as much as 100 basis points (1.00%).

Falling prices translated into a lackluster performance from a return standpoint; the Lehman Brothers Municipal 5-Year GO Index returned -0.22% for the fiscal year, compared with its 10-year average annual return of 5.48%.

PORTFOLIO STRATEGIES

We employed several strategies to accomplish the portfolio's defensive positioning. To begin with, we emphasized a bond maturity structure that we thought would perform well if the yield gap between short- and long-term bonds decreases. We believe such an outcome to be a possibility if the Fed starts raising short-term interest rates and inflation concerns ease.

In addition, we continued to focus on bonds rated AAA and AA. As shown in the
Portfolio Composition by Credit Rating table at bottom left, such securities represented 82% of the portfolio at the end of May, compared with 81% six months ago.

Finally, we occasionally established what we believed to be a conservatively low sensitivity to interest rates. That generally limited losses when bond yields rose, but dampened gains when yields fell.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/04              11/30/03
--------------------------------------------------------------------------------
AAA                                          67%                   61%
--------------------------------------------------------------------------------
AA                                           15%                   20%
--------------------------------------------------------------------------------
A                                            11%                    9%
--------------------------------------------------------------------------------
BBB                                           7%                   10%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
General Obligation (GO)                                            41%
--------------------------------------------------------------------------------
Higher Education                                                   13%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            10%
--------------------------------------------------------------------------------
Certificates of Participation
(COPs)/Leases                                                       9%
--------------------------------------------------------------------------------
Special Tax Revenue                                                 9%
--------------------------------------------------------------------------------

------
5

Arizona Municipal Bond - Schedule of Investments

MAY 31, 2004

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.9%

ARIZONA -- 93.6%
--------------------------------------------------------------------------------
       $1,750,000  Arizona School Facilities Board
                   Rev., (State School
                   Improvement), 5.50%, 7/1/18                      $ 1,894,900
--------------------------------------------------------------------------------
        1,000,000  Arizona State University Rev.,
                   5.00%, 7/1/06 (FSA)                                1,060,190
--------------------------------------------------------------------------------
        1,000,000  Arizona Student Loan
                   Acquisition Auth. Rev., Series
                   1999 A1, (Guaranteed Student
                   Loans), 5.65%, 5/1/14                              1,066,190
--------------------------------------------------------------------------------
        1,880,000  Arizona Tourism & Sports Auth.
                   Tax Rev., (Baseball Training
                   Facilities), 5.00%, 7/1/13                         1,942,341
--------------------------------------------------------------------------------
          415,000  Coconino County Tuba City
                   Unified School District No. 15
                   Rev., Series 2004 A, (Project
                   2001), 3.25%, 7/1/14 (MBIA)                          381,829
--------------------------------------------------------------------------------
        1,910,000  Energy Management Services
                   LLC Rev., (Arizona State
                   University - Main Campus),
                   4.50%, 7/1/11 (MBIA)                               2,017,915
--------------------------------------------------------------------------------
        1,000,000  Glendale Industrial Development
                   Auth. Rev., Series 1998 A,
                   (Midwestern University),
                   5.375%, 5/15/28                                    1,006,560
--------------------------------------------------------------------------------
          500,000  Glendale Industrial Development
                   Auth. Rev., Series 2001 A,
                   (Midwestern University),
                   5.75%, 5/15/21                                       524,210
--------------------------------------------------------------------------------
        1,125,000  Greater Arizona Development
                   Auth. Rev., Series 2004 A,
                   4.25%, 8/1/10                                      1,156,016
--------------------------------------------------------------------------------
        1,235,000  Maricopa County Alhambra
                   Elementary School District
                   No. 68 GO, 3.00%, 7/1/11
                   (FGIC)                                             1,159,739
--------------------------------------------------------------------------------
        1,615,000  Maricopa County Elementary
                   School District No. 79 GO,
                   Series 2000 A, (Litchfield
                   Elementary Projects of 1998),
                   4.55%, 7/1/07 (FSA)                                1,710,656
--------------------------------------------------------------------------------
          175,000  Maricopa County Industrial
                   Development Auth. Hospital
                   Facility Rev., Series 1990 A,
                   (Samaritan Health Services),
                   7.15%, 12/1/04 (MBIA)(1)                             180,135
--------------------------------------------------------------------------------
        1,040,000  Maricopa County Kyrene Unified
                   School District No. 28 GO,
                   Series 2001 B, 4.30%, 7/1/07
                   (MBIA)(2)                                            952,879
--------------------------------------------------------------------------------
        1,445,000  Maricopa County Phoenix
                   Unified High School District
                   No. 210 GO, 4.75%, 7/1/11
                   (FSA)                                              1,550,947
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Phoenix
                   Unified High School District
                   No. 210 GO, Series 1992 E,
                   7.10%, 7/1/04                                      1,005,220
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $1,000,000  Maricopa County Phoenix
                   Unified School District No. 1 GO,
                   5.50%, 7/1/07 (MBIA)                             $ 1,095,920
--------------------------------------------------------------------------------
        1,955,000  Maricopa County Saddle
                   Mountain Unified School
                   District No. 90 GO, Series
                   2003 A, 5.00%, 7/1/10                              2,059,690
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Scottsdale
                   Unified School District No. 48
                   GO, 6.60%, 7/1/12                                  1,200,220
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Stadium
                   District Rev., 2.50%, 6/1/04
                   (AMBAC)                                            1,000,100
--------------------------------------------------------------------------------
        2,145,000  Mesa Industrial Development
                   Auth. Rev., Series 1998 A1,
                   (Lutheran Health System),
                   4.75%, 1/1/05 (MBIA)                               2,187,364
--------------------------------------------------------------------------------
        1,265,000  Mohave County Community
                   College District Rev., 5.75%,
                   3/1/14 (AMBAC)                                     1,404,884
--------------------------------------------------------------------------------
        1,150,000  Mohave County Community
                   College District Rev., (State
                   Board of Directors), 6.00%,
                   3/1/20 (MBIA)                                      1,267,174
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Rev., (Senior Lien),
                   5.00%, 7/1/05                                      1,036,690
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Wastewater System Rev.,
                   (Junior Lien), 6.25%, 7/1/10,
                   Prerefunded at 101% of Par
                   (FGIC)(1)                                          1,165,230
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Water System Rev.,
                   (Junior Lien), 6.50%, 7/1/06                       1,088,590
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Water System Rev.,
                   (Junior Lien), 5.50%, 7/1/19
                   (FGIC)                                             1,078,190
--------------------------------------------------------------------------------
        2,070,000  Phoenix GO, Series 1995 A,
                   6.25%, 7/1/17                                      2,451,335
--------------------------------------------------------------------------------
        1,000,000  Phoenix GO, Series 1995 B,
                   5.25%, 7/1/06                                      1,083,580
--------------------------------------------------------------------------------
          815,000  Phoenix Industrial Development
                   Auth. Single Family Mortgage
                   Rev., Series 1998 A, 6.60%,
                   12/1/29 (GNMA/FNMA/FHLMC)                            816,231
--------------------------------------------------------------------------------
        1,525,000  Pima County Marana Unified
                   School District No. 6 GO, 4.50%,
                   7/1/13 (MBIA)                                      1,592,649
--------------------------------------------------------------------------------
        1,125,000  Pima County Marana Unified
                   School District No. 6 GO, 5.50%,
                   7/1/15 (FGIC)                                      1,221,559
--------------------------------------------------------------------------------
        1,710,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/18
                   (AMBAC)                                            1,862,310
--------------------------------------------------------------------------------
        1,800,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/19
                   (AMBAC)                                            1,953,864
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Arizona Municipal Bond - Schedule of Investments

MAY 31, 2004

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $1,000,000  Pima County Sunnyside Unified
                   School District No. 12 GO,
                   5.50%, 7/1/05 (MBIA)                             $ 1,052,920
--------------------------------------------------------------------------------
        1,550,000  Pima County Unified School
                   District No. 10 GO, Series
                   1995 B, (Amphitheater), 5.05%,
                   7/1/05 (MBIA)                                      1,624,493
--------------------------------------------------------------------------------
        1,000,000  Pima County Unified School
                   District No. 10 GO, Series
                   1995 B, (Amphitheater), 7.00%,
                   7/1/05 (MBIA)                                      1,058,580
--------------------------------------------------------------------------------
          615,000  Pinal County Community
                   College District Rev., 2.75%,
                   7/1/08 (AMBAC)                                       607,829
--------------------------------------------------------------------------------
          820,000  Pinal County COP, 4.75%,
                   6/1/13 (AMBAC)                                       864,772
--------------------------------------------------------------------------------
          435,000  Prescott Valley Municipal
                   Property Corp. Rev., 3.00%,
                   1/1/05 (FGIC)                                        439,172
--------------------------------------------------------------------------------
        1,500,000  Salt River Project Agricultural
                   Improvement and Power
                   District Electrical System Rev.,
                   Series 2001 A, 5.00%, 1/1/05                       1,532,190
--------------------------------------------------------------------------------
        1,345,000  Scottsdale GO, 4.00%, 7/1/04                       1,348,349
--------------------------------------------------------------------------------
        1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                   Prerefunded at 100% of Par(1)                      1,828,768
--------------------------------------------------------------------------------
        1,000,000  Sedona COP, 5.75%, 7/1/20                          1,057,000
--------------------------------------------------------------------------------
        1,645,000  University of Arizona COP,
                   Series 2002 A, 5.50%, 6/1/17
                   (AMBAC)                                            1,786,009
--------------------------------------------------------------------------------
          500,000  Yavapai County Camp Verde
                   Unified School District No. 28
                   GO, 6.10%, 7/1/04 (FGIC)                             502,070
--------------------------------------------------------------------------------
                                                                     56,877,459
--------------------------------------------------------------------------------
PUERTO RICO -- 3.6%
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Commonwealth GO,
                   (Public Improvement), 5.25%,
                   7/1/10                                             1,088,080
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities), 5.50%,
                   7/1/10                                             1,101,630
--------------------------------------------------------------------------------
                                                                      2,189,710
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 1.7%
--------------------------------------------------------------------------------
        1,000,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1999 A,
                   (Gross Receipts Taxes), 5.00%,
                   10/1/04                                            1,010,258
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $58,086,136)                                                   60,077,427
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 1.1%

ARIZONA -- 1.1%
--------------------------------------------------------------------------------
       $   75,000  Coconino County Pollution
                   Control Corp. Rev., (Arizona
                   Public Service Co.), VRDN,
                   1.10%, 6/1/04 (LOC: KBC
                   Bank N.V.)                                           $75,000
--------------------------------------------------------------------------------
          415,000  Pima County Industrial
                   Development Auth. Rev., (Lease
                   Purchase), VRDN, 1.22%,
                   6/3/04 (SBBPA: Societe
                   Generale)                                            415,000
--------------------------------------------------------------------------------
          200,000  Pima County Industrial
                   Development Auth. Rev.,
                   (Tucson Electric), VRDN, 1.08%,
                   6/2/04 (LOC: Toronto Dominion
                   Bank)                                                200,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $690,000)                                                         690,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $58,776,136)                                                  $60,767,427
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2004.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------
7

Florida Municipal Bond - Performance

TOTAL RETURNS AS OF MAY 31, 2004
                                    ---------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR     5 YEARS  10 YEARS(1)  INCEPTION(1)    DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           -1.30%      5.04%      5.63%      5.74%         4/11/94
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL
5-YEAR GO INDEX          -0.22%      5.04%      5.48%      5.55%(2)        --
--------------------------------------------------------------------------------
LIPPER FLORIDA
INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS          -1.44%      4.11%      4.65%      4.72%(3)        --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
5/31/04(4)               8 of 19    1 of 16    1 of 10     1 of 10(3)      --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
6/30/04(4)               7 of 19    1 of 16    1 of 10     1 of 10(3)      --
--------------------------------------------------------------------------------
A Class                                                                  2/27/04
   No sales charge*        --         --         --       -3.10%(5)
   With sales charge*      --         --         --       -7.43%(5)
--------------------------------------------------------------------------------
B Class                                                                  2/27/04
   No sales charge*        --         --         --       -3.28%(5)
   With sales charge*      --         --         --       -8.28%(5)
--------------------------------------------------------------------------------
C Class                                                                  2/27/04
   No sales charge*        --         --         --       -3.28%(5)
   With sales charge*      --         --         --       -4.24%(5)
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from
 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Investor Class returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

(2) Since 3/31/94, the date nearest the fund's inception for which data are available.

(3) Since 4/14/94, the date nearest the fund's inception for which data are available.

(4) Lipper rankings are based on average annual total returns for the Investor
    Class in a given category for the periods indicated.

(5) Returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
8

Florida Municipal Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made May 31, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended May 31
----------------------------------------------------------------------------------------------------
                     1995    1996    1997    1998    1999    2000     2001    2002    2003     2004
----------------------------------------------------------------------------------------------------
Investor Class*      7.31%   4.34%   6.63%   8.20%   4.71%   0.49%   10.70%   5.98%   9.90%   -1.30%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index             6.89%   4.74%   6.08%   6.95%   4.90%   0.65%   10.17%   6.33%   8.72%   -0.22%
----------------------------------------------------------------------------------------------------
*Investor Class returns and rankings would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
9

Florida Municipal Bond - Portfolio Commentary

BY KENNETH SALINGER, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

Florida Municipal Bond returned -1.30%* for the 12 months ended May 31, 2004. By comparison, the average return of the 19 Florida Intermediate Municipal Debt
Funds tracked by Lipper Inc. was -1.44%. (See page 8 for additional details.)

During the majority of the performance period, we emphasized strategies that we believed would hold up well in light of our expectations for bond yields to rise as the U.S. economy improved. Although we were right on the money with regard to economic improvements, we weren't quite as accurate when it came to forecasting when the rise in bond yields would occur.

Since we're after long-term results, however, we maintained Florida Municipal
Bond's defensive positioning and expect our employed strategies to pay off in the times ahead. From a long-term results standpoint, Florida Municipal Bond finished with a #1 ranking in its Lipper peer group for the five- and 10-year periods ended May 31, 2004.

ECONOMIC BACKDROP

Turning to the U.S. economy, growth (as measured by seasonally adjusted real gross domestic product) surged to an 8.2% annualized pace during the third quarter of 2003, marking the fastest three-month rate in almost two decades.
Activity moderated thereafter but nevertheless finished the first quarter of
2004 at 3.9%.

In addition, labor-market conditions improved, providing what had previously been a key missing ingredient. Upbeat monthly employment reports, specifically for March and April, helped to underscore that notion and drive up expectations for better economic times ahead.

On the inflation front, prices rose from well-behaved levels. As measured by the consumer price index for all urban consumers (and excluding food and energy components), inflation increased at a 2.9% seasonally adjusted annual rate for the first five months of 2004, compared with a very modest 1.1% for all of 2003.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           5/31/04               5/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   7.4 yrs               8.4 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.5 yrs               4.6 yrs
--------------------------------------------------------------------------------

YIELDS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                        2.85%
--------------------------------------------------------------------------------
A Class                                               2.49%
--------------------------------------------------------------------------------
B Class                                               1.85%
--------------------------------------------------------------------------------
C Class                                               1.85%
--------------------------------------------------------------------------------
INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.00% Tax Bracket                                    3.80%
--------------------------------------------------------------------------------
28.00% Tax Bracket                                    3.96%
--------------------------------------------------------------------------------
33.00% Tax Bracket                                    4.25%
--------------------------------------------------------------------------------
35.00% Tax Bracket                                    4.38%
--------------------------------------------------------------------------------

(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------
10

Florida Municipal Bond - Portfolio Commentary

INTEREST RATE AND MARKET BACKDROP

As the economy and labor market improved, the outlook for short-term interest rates switched directions. In June 2003, the Federal Reserve (the Fed) reduced its main interest rate benchmark to a better than four-decade low of 1.0%. In subsequent post-meeting statements, the Fed drummed up expectations that short-term interest rates could be maintained at such levels for the near future, which helped municipal bond yields to trend generally lower before bottoming in mid-March 2004.

Bond yields rose sharply after that, however, thanks in part to Fed comments about the eventual need for higher interest rates in light of the improved economic backdrop and job-producing labor market.

The net result for the 12 months was that municipal bond prices fell across the board, with yields on bonds maturing in four and five years generally increasing the most and by as much as 100 basis points (1.00%).

Falling prices translated into a lackluster performance from a return standpoint; the Lehman Brothers Municipal 5-Year GO Index returned -0.22% for the fiscal year, compared with its 10-year average annual return of 5.48%.

PORTFOLIO STRATEGIES

Turning to portfolio strategies, we employed several defensive techniques. For starters, we occasionally established what we believed to be a conservatively low sensitivity to interest rates. That generally limited losses when bond yields rose, but dampened gains when yields fell.

We also continued to concentrate the portfolio in bonds rated AAA and AA. As demonstrated by the Portfolio Composition by Credit Rating table at bottom left, such securities represented 82% of the portfolio at the end of May.

Lastly, we emphasized a bond maturity structure that we thought would perform well if the yield gap between short- and long-term bonds decreases. We believe such an outcome to be a possibility if the Fed starts raising short-term interest rates and inflation concerns ease.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/04              11/30/03
--------------------------------------------------------------------------------
AAA                                          78%                   85%
--------------------------------------------------------------------------------
AA                                            4%                    6%
--------------------------------------------------------------------------------
A                                             5%                    2%
--------------------------------------------------------------------------------
BBB                                          13%                    7%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Certificates of Participation
(COPs)/Leases                                                      19%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            14%
--------------------------------------------------------------------------------
Hospital Revenue                                                   11%
--------------------------------------------------------------------------------
General Obligation (GO)                                             9%
--------------------------------------------------------------------------------
Transportation Revenue                                              9%
--------------------------------------------------------------------------------

------
11

Florida Municipal Bond - Schedule of Investments

MAY 31, 2004

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 95.4%

FLORIDA -- 93.6%
--------------------------------------------------------------------------------
       $1,110,000  Broward County Airport
                   Systems Rev., (Passenger
                   Facility), (Conventional Lien H-1),
                   5.25%, 10/1/12 (AMBAC)                           $ 1,169,951
--------------------------------------------------------------------------------
          400,000  Broward County Educational
                   Facilities Auth. Rev., Series
                   2004 B, (Nova Southeastern),
                   5.00%, 4/1/14                                        405,188
--------------------------------------------------------------------------------
          500,000  Broward County Educational
                   Facilities Auth. Rev., Series
                   2004 B, (Nova Southeastern),
                   5.50%, 4/1/15                                        520,395
--------------------------------------------------------------------------------
          525,000  Broward County Educational
                   Facilities Auth. Rev., Series
                   2004 B, (Nova Southeastern),
                   5.50%, 4/1/16                                        542,698
--------------------------------------------------------------------------------
          500,000  Broward County School Board
                   COP, Series 2002 B, 5.375%,
                   7/1/13 (FSA)                                         555,755
--------------------------------------------------------------------------------
          960,000  Clay County School Board COP,
                   3.50%, 7/1/14 (MBIA)                                 894,634
--------------------------------------------------------------------------------
        1,475,000  Collier County School Board
                   COP, 5.50%, 2/15/12 (FSA)                          1,650,732
--------------------------------------------------------------------------------
          715,000  Crossings at Fleming Island
                   Community Development
                   District Special Assessment
                   Rev., Series 2000 B, 5.25%,
                   5/1/05 (MBIA)                                        740,197
--------------------------------------------------------------------------------
          250,000  Dade County Aviation Rev.,
                   Series 1995 E, 5.50%, 10/1/10
                   (AMBAC)                                              265,800
--------------------------------------------------------------------------------
        1,150,000  Duval County School Board
                   COP, 5.75%, 7/1/16 (FSA)                           1,252,879
--------------------------------------------------------------------------------
          130,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program), 4.80%,
                   4/1/06 (GNMA/FNMA)                                   135,112
--------------------------------------------------------------------------------
          195,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program), 4.85%,
                   4/1/07 (GNMA/FNMA)                                   204,120
--------------------------------------------------------------------------------
        1,050,000  Florida Board of Education
                   Capital Outlay GO, Series
                   1995 C, 5.50%, 6/1/12,
                   Prerefunded at 101% of Par
                   (MBIA)(1)                                          1,102,385
--------------------------------------------------------------------------------
        2,320,000  Florida Division of Bond
                   Finance Rev., Series 1998 B,
                   (Environmental Protection -
                   Preservation), 5.25%, 7/1/10
                   (FSA)                                              2,507,409
--------------------------------------------------------------------------------
          450,000  Florida Housing Finance
                   Agency Rev., Series 1995 E,
                   (Williamsburg Village
                   Apartments), 5.60%, 12/1/07
                   (AMBAC)                                              471,258
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $  555,000  Florida Housing Finance Corp.
                   Rev., Series 1999-2,
                   (Homeowner Mortgage), 4.60%,
                   1/1/21 (FSA)                                     $   562,792
--------------------------------------------------------------------------------
        1,000,000  Florida Municipal Loan Council
                   Rev., Series 2002 C, 5.25%,
                   11/1/21 (MBIA)                                     1,046,500
--------------------------------------------------------------------------------
          350,000  Gainesville Utilities System Rev.,
                   Series 1996 A, 5.75%, 10/1/09                        391,755
--------------------------------------------------------------------------------
          675,000  Greater Orlando Aviation Auth.
                   Rev., Series 1999 A, 5.25%,
                   10/1/09 (FGIC)                                       724,748
--------------------------------------------------------------------------------
          400,000  Hillsborough County Port
                   District Special Rev., 6.50%,
                   6/1/04 (FSA)                                         400,164
--------------------------------------------------------------------------------
          445,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 3.50%, 3/1/05                               448,969
--------------------------------------------------------------------------------
          610,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 4.00%, 3/1/06                               620,980
--------------------------------------------------------------------------------
          635,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 4.50%, 3/1/07                               652,875
--------------------------------------------------------------------------------
          690,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 5.00%, 3/1/08                               718,952
--------------------------------------------------------------------------------
        2,010,000  Hollywood Water & Sewer Rev.,
                   3.00%, 10/1/06 (FSA)                               2,051,788
--------------------------------------------------------------------------------
        1,235,000  Indian River County Rev.,
                   (Spring Training Facility),
                   5.25%, 4/1/15 (FGIC)                               1,324,068
--------------------------------------------------------------------------------
        2,200,000  Jacksonville Sales Tax Rev.,
                   (Better Jacksonville), 3.50%,
                   10/1/15 (AMBAC)                                    1,995,180
--------------------------------------------------------------------------------
        1,000,000  JEA Electric Systems Rev.,
                   Series 2003-3A, 2.50%,
                   10/1/05                                            1,009,560
--------------------------------------------------------------------------------
          295,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   2.75%, 5/1/06 (MBIA)                                 298,626
--------------------------------------------------------------------------------
          295,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.10%, 5/1/07 (MBIA)                                 299,449
--------------------------------------------------------------------------------
          330,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.65%, 5/1/09 (MBIA)                                 335,580
--------------------------------------------------------------------------------
          350,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.85%, 5/1/10 (MBIA)                                 356,909
--------------------------------------------------------------------------------
          625,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   4.00%, 5/1/11 (MBIA)                                 638,344
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Florida Municipal Bond - Schedule of Investments

MAY 31, 2004

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $  850,000  Lee County Industrial
                   Development Health Care
                   Facilities Auth. Rev., Series
                   1999 A, (Shell Point Village),
                   5.50%, 11/15/09                                  $   902,156
--------------------------------------------------------------------------------
        1,290,000  Lee County Rev., Series 2001 A,
                   4.80%, 10/1/12 (AMBAC)                             1,375,488
--------------------------------------------------------------------------------
        1,000,000  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 3.35%, 11/15/04                           1,006,190
--------------------------------------------------------------------------------
        1,325,000  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 4.25%, 11/15/07                           1,370,395
--------------------------------------------------------------------------------
        1,000,000  Miami Beach Stormwater Rev.,
                   5.75%, 9/1/17 (FGIC)                               1,105,770
--------------------------------------------------------------------------------
        1,910,000  Miami Beach Water & Sewer
                   Rev., 5.625%, 9/1/16 (AMBAC)                       2,094,008
--------------------------------------------------------------------------------
          650,000  Miami Parking Facilities Rev.,
                   5.25%, 10/1/15 (MBIA)                                706,453
--------------------------------------------------------------------------------
        1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/16 (FSA)                               1,079,370
--------------------------------------------------------------------------------
        1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/17 (FSA)                               1,079,370
--------------------------------------------------------------------------------
          160,000  Orange County Health Facilities
                   Auth. Rev., Series 1996 A,
                   (Orlando Regional Healthcare),
                   6.00%, 10/1/04 (MBIA)                                162,464
--------------------------------------------------------------------------------
          390,000  Orange County Health Facilities
                   Auth. Rev., Series 1996 A,
                   (Orlando Regional Healthcare),
                   6.00%, 10/1/04 (MBIA)(1)                             396,240
--------------------------------------------------------------------------------
        1,875,000  Orange County School Board
                   COP, Series 2002 A, 5.50%,
                   8/1/19 (MBIA)                                      2,019,881
--------------------------------------------------------------------------------
          450,000  Orlando and Orange County
                   Expressway Auth. Rev., 6.50%,
                   7/1/11 (FGIC)                                        532,103
--------------------------------------------------------------------------------
          500,000  Orlando Utilities Commission
                   Water & Electric Rev., 5.70%,
                   10/1/04                                              507,495
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County Airport
                   Systems Rev., 4.00%, 10/1/06
                   (MBIA)                                             1,041,190
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County Airport
                   Systems Rev., 5.75%, 10/1/14
                   (MBIA)                                             1,138,600
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County School
                   Board COP, Series 2002 A,
                   5.375%, 8/1/17 (FSA)                               1,068,750
--------------------------------------------------------------------------------
        2,000,000  Pasco County Solid Waste
                   Disposal & Resource Recovery
                   System Rev., 6.00%, 4/1/10
                   (AMBAC)                                            2,215,199
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $  500,000  Pensacola Airport Rev., Series
                   1997 B, 5.40%, 10/1/07 (MBIA)                    $   531,295
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.45%, 12/1/04                        304,038
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.55%, 12/1/05                        309,693
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.70%, 12/1/07                        315,942
--------------------------------------------------------------------------------
        1,000,000  Polk County Finance Auth.
                   Multifamily Housing Rev.,
                   Series 1997 A, (Winter Oaks
                   Apartments), 5.25%, 7/1/07
                   (FNMA)                                             1,036,330
--------------------------------------------------------------------------------
        1,000,000  Port St. Lucie Gas Tax Rev.,
                   5.00%, 9/1/12 (FGIC)                               1,080,710
--------------------------------------------------------------------------------
          500,000  Port St. Lucie Gas Tax Rev.,
                   5.00%, 9/1/14 (FGIC)                                 534,270
--------------------------------------------------------------------------------
        1,015,000  St. Lucie County Public
                   Improvement Rev., Series
                   2000 A, (800 MHZ Radio
                   System), 5.50%, 4/1/10 (MBIA)                      1,128,893
--------------------------------------------------------------------------------
        1,000,000  Sumter County School Board
                   COP, 5.50%, 1/1/21 (MBIA)                          1,070,160
--------------------------------------------------------------------------------
        1,000,000  Sunrise Utility System Rev.,
                   5.20%, 10/1/22 (AMBAC)                             1,049,010
--------------------------------------------------------------------------------
        1,000,000  Tampa Bay Water Utility
                   System Rev., Series 1998 B,
                   5.125%, 10/1/08 (FGIC)                             1,097,010
--------------------------------------------------------------------------------
          400,000  Tampa Guaranteed Entitlement
                   Rev., 6.00%, 10/1/18 (AMBAC)                         456,800
--------------------------------------------------------------------------------
        1,000,000  Tampa Water & Sewer Rev.,
                   6.00%, 10/1/17 (FSA)                               1,162,860
--------------------------------------------------------------------------------
          910,000  Village Center Community
                   Development District
                   Recreational Rev., Series
                   2001 A, 3.75%, 11/1/05 (MBIA)                        936,508
--------------------------------------------------------------------------------
        1,545,000  West Orange Healthcare District
                   Rev., Series 1999 A, 5.10%,
                   2/1/05                                             1,580,844
--------------------------------------------------------------------------------
                                                                     58,691,237
--------------------------------------------------------------------------------
PUERTO RICO -- 1.8%
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities), 5.50%,
                   7/1/10                                             1,101,640
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $58,187,568)                                                   59,792,877
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Florida Municipal Bond - Schedule of Investments

MAY 31, 2004

Principal Amount                                                        Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 4.6%

FLORIDA -- 4.6%
--------------------------------------------------------------------------------
       $1,500,000  Broward County Financing Auth.
                   Multifamily Housing Rev., Series
                   1993 A, (Sawgrass Pines
                   Apartments), VRDN, 1.12%,
                   6/3/04 (LOC: Bank of America
                   N.A.)                                            $ 1,500,000
--------------------------------------------------------------------------------
          750,000  Broward County Health
                   Facilities Auth. Rev., (John
                   Knox Village), VRDN, 1.15%,
                   6/1/04 (RADIAN)                                      750,000
--------------------------------------------------------------------------------
          250,000  Jacksonville Health Facilities
                   Auth. Rev., (Genesis
                   Rehabilitation Hospital), VRDN,
                   1.09%, 6/1/04 (LOC: Bank of
                   America N.A.)                                        250,000
--------------------------------------------------------------------------------
          100,000  Orange County School Board
                   COP, Series 2000 B, VRDN,
                   1.08%, 6/1/04 (AMBAC)                                100,000
--------------------------------------------------------------------------------
          300,000  Sarasota County Public Hospital
                   Board Rev., Series 2003 A,
                   (Sarasota Memorial Hospital),
                   VRDN, 1.10%, 6/1/04 (AMBAC)                          300,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $2,900,000)                                                     2,900,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $61,087,568)                                                  $62,692,877
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2004.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

Notes to Financial Statements.

------
14

High-Yield Municipal - Performance

TOTAL RETURNS AS OF MAY 31, 2004
                                           ------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                  1 YEAR   5 YEARS(1)   INCEPTION(1)      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                     3.07%      5.30%        5.60%         3/31/98
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                        -0.26%      5.57%        5.46%           --
--------------------------------------------------------------------------------
LIPPER HIGH-YIELD
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS                    3.08%      3.19%        3.33%           --
--------------------------------------------------------------------------------
Investor Class's Lipper
Ranking 5/31/04(2)               29 of 80    3 of 55      1 of 50          --
--------------------------------------------------------------------------------
Investor Class's Lipper
Ranking 6/30/04(2)               23 of 80    7 of 59      1 of 50          --
--------------------------------------------------------------------------------
A Class                                                                  1/31/03
   No sales charge*                2.81%       --          4.84%
   With sales charge*             -1.79%       --          1.30%
--------------------------------------------------------------------------------
B Class                                                                  1/31/03
   No sales charge*                2.05%       --          4.16%
   With sales charge*             -1.95%       --          1.17%
--------------------------------------------------------------------------------
C Class                            2.20%       --          4.50%         7/24/02
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from
 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Investor Class returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 10/31/99.

(2) Lipper rankings are based on average annual total returns for the Investor
    Class in a given category for the periods indicated.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
15

High-Yield Municipal - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended May 31
--------------------------------------------------------------------------------
                       1998*   1999     2000     2001    2002     2003     2004
--------------------------------------------------------------------------------
Investor Class         1.81%   6.18%   -2.81%    9.13%   8.25%    9.40%    3.07%
--------------------------------------------------------------------------------
Lehman Brothers
Long-Term Municipal
Bond Index             1.41%   4.35%   -4.45%   15.38%   6.64%   11.84%   -0.26%
--------------------------------------------------------------------------------
* From 3/31/98 (the class's inception date) to 5/31/98. Not annualized.

**Investor Class returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 10/31/99.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
16

High-Yield Municipal - Portfolio Commentary

BY STEVEN PERMUT, PORTFOLIO MANAGER

RETURN SUMMARY & PERSPECTIVE

High-Yield Municipal returned 3.07%* for the fiscal year ended May 31, 2004.
That compares favorably with the Lehman Brothers Long-Term Municipal Bond Index, which declined 0.26%. The index reflects the performance of investment-grade municipal bonds, which tend to underperform high-yield municipals when interest rates rise.

The fund's fiscal year return closely mirrored its Lipper peer group's average
(see page 15). The fund lagged the peer group during the first half of the period when tax-exempt airline bonds (owned by other high-yield municipal portfolios but not ours) outperformed, but we made up most of the difference when airline bonds underperformed more recently.

High-Yield Municipal continued to distinguish itself over longer time frames, outperforming the peer group for the five-year and since-inception periods ended
May 31, 2004, and ranking in the top 10% of those peer groups.

YIELD SUMMARY & PERSPECTIVE

Our investment objective is to seek high current income that is exempt from federal income tax. As of May 31, 2004, we'd invested 73% of the portfolio in municipal debt that was below investment-grade (either with credit ratings below
BBB or unrated but determined by us to be of equivalent quality). These bonds offer higher yields as compensation for their perceived risk. As of May 31,
2004, the fund's 30-day SEC yield was 4.97%,* offering a 7.65% 30-day tax-equivalent yield for investors in the 35% federal tax bracket.

The fund's 30-day SEC yield rose during the fiscal year--on May 31, 2003, the yield was 4.86%. Municipal yields generally increased during the period.

ECONOMIC & MARKET PERSPECTIVE

Municipal bond yields rose during the fiscal year as economic and job growth surged, inflation increased, and the market anticipated interest rate hikes by the Federal Reserve. Economic growth, as measured by GDP, spiked to 8.2%
annualized in the third quarter of 2003, then settled near 4% for the next two quarters. That helped trigger a surge in job growth in the spring of 2004 (an

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           5/31/04               5/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  18.4 yrs              19.1 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 7.0 yrs               6.2 yrs
--------------------------------------------------------------------------------

YIELDS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                        4.97%
--------------------------------------------------------------------------------
A Class                                               4.51%
--------------------------------------------------------------------------------
B Class                                               3.97%
--------------------------------------------------------------------------------
C Class                                               3.97%
--------------------------------------------------------------------------------
INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.00% Tax Bracket                                    6.63%
--------------------------------------------------------------------------------
28.00% Tax Bracket                                    6.90%
--------------------------------------------------------------------------------
33.00% Tax Bracket                                    7.42%
--------------------------------------------------------------------------------
35.00% Tax Bracket                                    7.65%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------
17

High-Yield Municipal - Portfolio Commentary

estimated 912,000 jobs were added in the three months ended May 2004) along with a sharp rise in core consumer prices. The jumps in job growth and core inflation helped create expectations that the Federal Reserve would start raising its overnight interest rate target as early as June 30, 2004.

The broad U.S. bond market mostly suffered price declines for the period, but conditions were relatively favorable for high-yield municipals. For example, in the one-month ended April 30, 2004, the 10-year Treasury note and the Lehman
Brothers Long-Term Municipal Bond Index declined sharply, falling 4.83% and
3.15%, respectively, while High-Yield Municipal and its Lipper group average dipped just 1.05% and 1.43%, respectively.

PORTFOLIO POSITIONING & STRATEGY

We employ techniques designed to realize capital appreciation as well as income.
Much of the appreciation potential resides in land-secured bonds, which represented the portfolio's largest sector position at the beginning, middle, and end of the fiscal year. Land-secured bonds finance real estate development projects and are typically backed by property tax revenues.

Land-secured investments have potential for price appreciation as economic conditions improve and/or the projects are developed and their finances solidify. A land-secured bond that finances a housing development, for example, starts out as a sole obligation of the developer, but is eventually backed by the pool of new homeowners, diversifying the credit risk.

In addition to our other strategies, we continued to focus on the thorough credit reviews and careful security selection that are the foundations of our approach. We believe our process reduces the risks of potential downgrades and defaults inherent to the high-yield sector; there have been no defaults in the portfolio since the fund's inception. Along those lines, we've limited our exposure to tobacco bonds and held no airline bonds as of May 31, 2004, two sectors that have been volatile in 2004.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           5/31/04              11/30/03
--------------------------------------------------------------------------------
AAA                                          19%                   22%
--------------------------------------------------------------------------------
AA                                            2%                    3%
--------------------------------------------------------------------------------
A                                             1%                   .--
--------------------------------------------------------------------------------
BBB                                           5%                    7%
--------------------------------------------------------------------------------
BB                                            4%                    2%
--------------------------------------------------------------------------------
Unrated                                      69%                   66%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Land-Secured                                                       42%
--------------------------------------------------------------------------------
General Obligation (GO)                                            17%
--------------------------------------------------------------------------------
Certificates of Participation
(COPs)/Leases                                                       6%
--------------------------------------------------------------------------------
Hospital Revenue                                                    5%
--------------------------------------------------------------------------------
Housing Revenue                                                     4%
--------------------------------------------------------------------------------

------
18

High-Yield Municipal - Schedule of Investments

MAY 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 96.5%

ALASKA -- 0.5%
--------------------------------------------------------------------------------
       $  500,000  Anchorage Schools GO, Series
                   2000 A, 5.75%, 12/1/16
                   (MBIA)                                          $    550,905
--------------------------------------------------------------------------------
ARIZONA -- 2.2%
--------------------------------------------------------------------------------
        1,125,000  Maricopa County Industrial
                   Development Auth. Education
                   Rev., (Horizon Community
                   Learning Center), 7.95%,
                   6/15/23                                            1,158,795
--------------------------------------------------------------------------------
        1,140,000  Sundance Community
                   Facilities Assessment District
                   No. 2 Rev., 7.125%, 7/1/27                         1,144,423
--------------------------------------------------------------------------------
                                                                      2,303,218
--------------------------------------------------------------------------------
CALIFORNIA -- 19.4%
--------------------------------------------------------------------------------
        2,000,000  Beaumont Financing Auth.
                   Rev., Series 2003 A, 6.875%,
                   9/1/27                                             2,064,600
--------------------------------------------------------------------------------
        2,000,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2003 B, (Palomar Estates
                   E&W), 7.00%, 9/15/36(1)                            2,042,240
--------------------------------------------------------------------------------
        1,000,000  California Statewide
                   Communities Development
                   Auth. COP, Series 1999 A,
                   (Windsor Terrace Healthcare),
                   7.875%, 10/1/29 (Acquired
                   10/26/99, Cost $1,000,000)(2)                        972,630
--------------------------------------------------------------------------------
          750,000  California Statewide
                   Communities Development
                   Auth. Rev., (Thomas Jefferson
                   School of Law), 7.75%,
                   10/1/31                                              791,805
--------------------------------------------------------------------------------
        2,000,000  Capistrano Unified School
                   District Community Facilities
                   (No. 90-2 Talega) Special Tax
                   Rev., 6.00%, 9/1/33                                1,982,080
--------------------------------------------------------------------------------
          950,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                              1,007,181
--------------------------------------------------------------------------------
        1,500,000  Lee Lake Water District
                   Community Facilities District
                   No. 3 Special Tax, (Retreat),
                   5.95%, 9/1/34                                      1,436,070
--------------------------------------------------------------------------------
        2,000,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2003 A, 6.75%, 10/1/33                             2,000,160
--------------------------------------------------------------------------------
        2,500,000  Perris Public Financing Auth.
                   Special Tax Rev., Series
                   2003 A, 6.25%, 9/1/33                              2,516,775
--------------------------------------------------------------------------------
        1,000,000  Soledad Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 02-01), 6.75%,
                   9/2/33                                             1,022,990
--------------------------------------------------------------------------------
        1,610,000  Vallejo Multifamily Housing
                   Rev., Series 1998 B, (Solano
                   Affordable Housing), 8.25%,
                   4/1/39 (Acquired 12/12/02,
                   Cost $1,742,648)(2)                                1,712,283
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,500,000  West Patterson Financing
                   Auth. Community Facilities
                   District No. 1 Improvement
                   Special Tax Rev., Series
                   2004 A, 6.10%, 9/1/32                           $  2,403,850
--------------------------------------------------------------------------------
                                                                     19,952,664
--------------------------------------------------------------------------------
COLORADO -- 6.6%
--------------------------------------------------------------------------------
        1,500,000  Denver Health & Hospital Auth.
                   Healthcare Rev., Series 2004 A,
                   6.25%, 12/1/33(3)                                  1,501,710
--------------------------------------------------------------------------------
          640,000  Douglas County School
                   District No. Re-1 GO, Series
                   2002 B, (Douglas & Elbert
                   Counties), 5.75%, 12/15/19
                   (FSA/State Aid Withholding)                          709,248
--------------------------------------------------------------------------------
        3,000,000  One Horse Business
                   Improvement District Rev.,
                   6.00%, 6/1/24(3)                                   3,028,050
--------------------------------------------------------------------------------
        1,500,000  Plaza Metropolitan District
                   No. 1 Rev., 8.00%, 12/1/25                         1,522,425
--------------------------------------------------------------------------------
                                                                      6,761,433
--------------------------------------------------------------------------------
CONNECTICUT -- 1.0%
--------------------------------------------------------------------------------
        1,000,000  Connecticut Development Auth.
                   Industrial Rev., (Afco Cargo
                   BDL-LLC), 8.00%, 4/1/30                            1,032,170
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 1.8%
--------------------------------------------------------------------------------
        1,000,000  District of Columbia COP,
                   (Public Safety & Emergency),
                   5.50%, 1/1/19 (AMBAC)                              1,065,530
--------------------------------------------------------------------------------
          750,000  Metropolitan Washington D.C.
                   Airports Auth. General Rev.,
                   Series 2001 A, 5.50%,
                   10/1/18 (MBIA)                                       788,318
--------------------------------------------------------------------------------
                                                                      1,853,848
--------------------------------------------------------------------------------
FLORIDA -- 20.5%
--------------------------------------------------------------------------------
           75,000  Arbor Greene Community
                   Development District Special
                   Assessment, 5.75%, 5/1/06                             74,895
--------------------------------------------------------------------------------
           30,000  Arbor Greene Community
                   Development District Special
                   Assessment, 6.50%, 5/1/07                             30,095
--------------------------------------------------------------------------------
        2,300,000  Concorde Estates Community
                   Development District Rev.,
                   Series 2004 B, 5.00%, 5/1/11                       2,289,673
--------------------------------------------------------------------------------
        1,000,000  Double Branch Community
                   Development District Special
                   Assessment, Series 2002 A,
                   6.70%, 5/1/34                                      1,053,480
--------------------------------------------------------------------------------
        2,000,000  Double Branch Community
                   Development District Special
                   Assessment, Series 2003 C,
                   5.125%, 5/1/08                                     1,999,280
--------------------------------------------------------------------------------
          520,000  Fleming Island Plantation
                   Community Development
                   District Special Assessment,
                   Series 2000 B, 7.375%, 5/1/31                        554,164
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
19

High-Yield Municipal - Schedule of Investments

MAY 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,420,000  Gateway Services Community
                   Development District Special
                   Assessment, Series 2003 B,
                   (Sun City Center - Fort
                   Meyers), 5.50%, 5/1/10                          $  1,420,355
--------------------------------------------------------------------------------
          970,000  Heritage Harbor South
                   Community Development
                   District Rev., Series 2002 B,
                   5.40%, 11/1/08                                       969,389
--------------------------------------------------------------------------------
          210,000  Maple Ridge Community
                   Development District Special
                   Assessment, Series 2000 B,
                   6.15%, 11/1/04                                       210,575
--------------------------------------------------------------------------------
        2,620,000  Middle Village Community
                   Development District Special
                   Assessment, Series 2004 A,
                   6.00%, 5/1/35                                      2,599,826
--------------------------------------------------------------------------------
        1,000,000  Middle Village Community
                   Development District Special
                   Assessment, Series 2004 B,
                   5.00%, 5/1/09                                        995,740
--------------------------------------------------------------------------------
        1,000,000  Orange County School Board
                   COP, Series 2002 A, 5.50%,
                   8/1/19 (MBIA)                                      1,077,270
--------------------------------------------------------------------------------
          500,000  Reunion East Community
                   Development District Special
                   Assessment Rev., Series
                   2002 B, 5.90%, 11/1/07                               498,965
--------------------------------------------------------------------------------
        1,245,000  South-Dade Venture
                   Community Development
                   District Rev., 6.125%, 5/1/34                      1,237,318
--------------------------------------------------------------------------------
        1,315,000  Sterling Hill Community
                   Development District Special
                   Assessment, Series 2003 B,
                   (Capital Improvement
                   Revenue), 5.50%, 11/1/10                           1,315,079
--------------------------------------------------------------------------------
          380,000  Stoneybrook West Community
                   Development District Special
                   Assessment Rev., Series
                   2000 A, 7.00%, 5/1/32                                397,423
--------------------------------------------------------------------------------
          975,000  Waterchase Community
                   Development District Rev.,
                   Series 2001 A, 6.70%, 5/1/32                       1,009,720
--------------------------------------------------------------------------------
        3,500,000  Westchester Community
                   Development District No. 1
                   Special Assessment,
                   (Infrastructure), 6.125%,
                   5/1/35                                             3,507,524
--------------------------------------------------------------------------------
                                                                     21,240,771
--------------------------------------------------------------------------------
GEORGIA -- 0.5%
--------------------------------------------------------------------------------
          500,000  Atlanta Water & Wastewater
                   Rev., Series 1999 A, 5.50%,
                   11/1/18 (FGIC)                                       556,845
--------------------------------------------------------------------------------
GUAM -- 1.1%
--------------------------------------------------------------------------------
          390,000  Guam International Airport
                   Auth. Rev., Series 2003 A,
                   4.00%, 10/1/10 (MBIA)                                401,170
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  690,000  Guam International Airport
                   Auth. Rev., Series 2003 A,
                   4.00%, 10/1/11 (MBIA)                           $    705,490
--------------------------------------------------------------------------------
                                                                      1,106,660
--------------------------------------------------------------------------------
MARYLAND -- 3.9%
--------------------------------------------------------------------------------
        1,250,000  Anne Arundel County Special
                   Obligation Rev., (Arundel
                   Mills), 7.10%, 7/1/29                              1,496,962
--------------------------------------------------------------------------------
        1,000,000  Anne Arundel County Special
                   Obligation Rev., (National
                   Business Park), 7.375%,
                   7/1/28                                             1,231,740
--------------------------------------------------------------------------------
        1,250,000  Prince Georges County Rev.,
                   (Woodview Village Phase II -
                   Subdistrict), 7.00%, 7/1/32                        1,262,038
--------------------------------------------------------------------------------
                                                                      3,990,740
--------------------------------------------------------------------------------
MISSOURI -- 1.6%
--------------------------------------------------------------------------------
          860,000  Missouri Bottom Transportation
                   Development District
                   Hazelwood Rev., 7.20%,
                   5/1/33                                               885,861
--------------------------------------------------------------------------------
          745,000  Missouri Housing Development
                   Commission Mortgage Rev.,
                   Series 1998 B2, (Single
                   Family), 6.40%, 9/1/29
                   (GNMA/FNMA)                                          768,482
--------------------------------------------------------------------------------
                                                                      1,654,343
--------------------------------------------------------------------------------
NEVADA -- 15.5%
--------------------------------------------------------------------------------
          960,000  Clark County Improvement
                   District No. 121 Special
                   Assessment, (Southern
                   Highlands Area), 7.50%,
                   12/1/19                                            1,030,502
--------------------------------------------------------------------------------
        3,000,000  Clark County Improvement
                   District No. 142 Special
                   Assessment, 5.50%, 8/1/12                          3,006,600
--------------------------------------------------------------------------------
          720,000  Clark County Improvement
                   Districts No. 108 & 124
                   Special Assessment, Series
                   2003 B, 5.25%, 2/1/12                                719,273
--------------------------------------------------------------------------------
          760,000  Clark County Improvement
                   Districts No. 108 & 124
                   Special Assessment, Series
                   2003 B, 5.375%, 2/1/13                               758,374
--------------------------------------------------------------------------------
          730,000  Clark County Improvement
                   Districts No. 108 & 124
                   Special Assessment, Series
                   2003 B, 5.40%, 2/1/14                                718,875
--------------------------------------------------------------------------------
        1,575,000  Henderson Local Improvement
                   Districts No. T-14 Special
                   Assessment, 5.25%, 3/1/13                          1,590,845
--------------------------------------------------------------------------------
        1,560,000  Henderson Local Improvement
                   Districts No. T-15 Special
                   Assessment, 6.10%, 3/1/24                          1,538,690
--------------------------------------------------------------------------------
        1,105,000  Henderson Redevelopment
                   Agency Tax Allocation, Series
                   2002 B, 7.10%, 10/1/22                             1,145,587
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
20

High-Yield Municipal - Schedule of Investments

MAY 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  350,000  Henderson Redevelopment
                   Agency Tax Allocation, Series
                   2002 B, 7.20%, 10/1/25                          $    359,058
--------------------------------------------------------------------------------
          440,000  Las Vegas Special
                   Improvement District No. 809
                   Rev., (Summerlin Area),
                   4.95%, 6/1/12                                        428,014
--------------------------------------------------------------------------------
          460,000  Las Vegas Special
                   Improvement District No. 809
                   Rev., (Summerlin Area),
                   5.05%, 6/1/13                                        445,036
--------------------------------------------------------------------------------
          500,000  Las Vegas Special
                   Improvement District No. 808
                   Special Assessment,
                   (Summerlin Area), 5.40%,
                   6/1/06                                               519,205
--------------------------------------------------------------------------------
          495,000  Las Vegas Special
                   Improvement District No. 808
                   Special Assessment,
                   (Summerlin Area), 5.70%,
                   6/1/08                                               514,270
--------------------------------------------------------------------------------
        1,165,000  North Las Vegas Special
                   Improvement District No. 60
                   Special Assessment, (Aliante),
                   5.25%, 12/1/10                                     1,175,532
--------------------------------------------------------------------------------
          500,000  North Las Vegas Special
                   Improvement District No. 60
                   Special Assessment, (Aliante),
                   5.60%, 12/1/12                                       504,540
--------------------------------------------------------------------------------
          755,000  Reno Special Assessment
                   District No. 4, (Somersett
                   Parkway), 5.20%, 12/1/10                             763,924
--------------------------------------------------------------------------------
          795,000  Reno Special Assessment
                   District No. 4, (Somersett
                   Parkway), 5.45%, 12/1/11                             804,508
--------------------------------------------------------------------------------
                                                                     16,022,833
--------------------------------------------------------------------------------
NEW JERSEY -- 2.8%
--------------------------------------------------------------------------------
        1,000,000  New Jersey Economic
                   Development Auth. Rev.,
                   Series 1999 A, (Transportation
                   Sublease), 6.00%, 5/1/09
                   (FSA)                                              1,129,630
--------------------------------------------------------------------------------
        2,000,000  Tobacco Settlement Financing
                   Corp. Rev., 6.75%, 6/1/39(1)                       1,774,020
--------------------------------------------------------------------------------
                                                                      2,903,650
--------------------------------------------------------------------------------
NEW MEXICO -- 1.0%
--------------------------------------------------------------------------------
        1,000,000  Ventana West Public
                   Improvement District Special
                   Levy Rev., 6.875%, 8/1/33(3)                       1,001,680
--------------------------------------------------------------------------------
NEW YORK -- 1.0%
--------------------------------------------------------------------------------
        1,000,000  Onondaga County Industrial
                   Development Auth. Rev., (Air
                   Cargo), 7.25%, 1/1/32                              1,008,470
--------------------------------------------------------------------------------
NORTH CAROLINA -- 2.7%
--------------------------------------------------------------------------------
        2,565,000  North Carolina GO, Series
                   2002 A, (Public Improvement),
                   5.50%, 3/1/08(1)                                   2,814,344
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
OHIO -- 1.6%
--------------------------------------------------------------------------------
       $  500,000  Plain Local School District GO,
                   5.50%, 12/1/19 (FGIC)                           $    540,390
--------------------------------------------------------------------------------
        1,100,000  Port of Greater Cincinnati
                   Development Auth. Special
                   Assessment, (Cooperative
                   Public Parking Infrastructure),
                   6.40%, 2/15/34                                     1,060,983
--------------------------------------------------------------------------------
                                                                      1,601,373
--------------------------------------------------------------------------------
OKLAHOMA -- 0.7%
--------------------------------------------------------------------------------
          750,000  Oklahoma City Industrial &
                   Cultural Facilities Trust Rev.,
                   6.75%, 1/1/23                                        713,145
--------------------------------------------------------------------------------
PENNSYLVANIA -- 2.1%
--------------------------------------------------------------------------------
        1,325,000  Chartiers Valley School District
                   GO, Series 2004 A, 5.00%,
                   10/15/20 (FSA/State Aid
                   Withholding)                                       1,364,432
--------------------------------------------------------------------------------
          835,000  New Morgan Municipal Auth.
                   Office Rev., Series 1999 A,
                   (Commonwealth Office),
                   5.375%, 6/1/08                                       802,736
--------------------------------------------------------------------------------
                                                                      2,167,168
--------------------------------------------------------------------------------
RHODE ISLAND -- 0.6%
--------------------------------------------------------------------------------
          500,000  Cranston GO, 6.375%,
                   11/15/17 (FGIC)                                      571,035
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 1.4%
--------------------------------------------------------------------------------
        1,425,000  South Carolina Jobs Economic
                   Development Auth. Hospital
                   Facilities Rev., Series 2003 C,
                   (Palmetto Health), 4.25%,
                   8/1/05                                             1,449,453
--------------------------------------------------------------------------------
TEXAS -- 3.1%
--------------------------------------------------------------------------------
          805,000  Abia Development Corp.
                   Airport Facilities Rev., (Aero
                   Austin L.P.), 6.75%, 1/1/11                          779,602
--------------------------------------------------------------------------------
          400,000  Bexar County Health Facilities
                   Development Corp. Rev., (Army
                   Retirement Residence),
                   6.125%, 7/1/22                                       413,196
--------------------------------------------------------------------------------
        1,000,000  Bexar County Health Facilities
                   Development Corp. Rev., (Army
                   Retirement Residence),
                   6.30%, 7/1/32                                      1,025,580
--------------------------------------------------------------------------------
        1,000,000  Texas Municipal Power Agency
                   Rev., (Sub-Lien), 4.00%,
                   9/1/09 (FGIC)(3)                                   1,021,040
--------------------------------------------------------------------------------
                                                                      3,239,418
--------------------------------------------------------------------------------
UTAH -- 1.8%
--------------------------------------------------------------------------------
          470,000  Bountiful Hospital Rev., (South
                   Davis Community Hospital),
                   5.125%, 12/15/05 (Acquired
                   9/24/98, Cost $466,489)(2)                           476,148
--------------------------------------------------------------------------------
        1,235,000  West Valley City Rev., Series
                   2001 A, 5.50%, 7/15/15
                   (MBIA)                                             1,333,775
--------------------------------------------------------------------------------
                                                                      1,809,923
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
21

High-Yield Municipal - Schedule of Investments

MAY 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------
WASHINGTON -- 1.2%
--------------------------------------------------------------------------------
       $  860,000  Cowlitz County School District
                   No. 458 Kelso GO, 5.75%,
                   12/1/18 (FSA)                                   $    952,570
--------------------------------------------------------------------------------
          250,000  Port of Seattle Rev., Series
                   2000 B, 6.00%, 2/1/15 (MBIA)                         280,028
--------------------------------------------------------------------------------
                                                                      1,232,598
--------------------------------------------------------------------------------
WISCONSIN -- 1.9%
--------------------------------------------------------------------------------
        2,000,000  Wisconsin State Health &
                   Educational Facilities Auth.
                   Rev., Series 2004 A,
                   (Southwest Health Center),
                   6.25%, 4/1/34                                      1,909,253
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $97,950,275)                                                   99,447,940
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 3.5%

ARIZONA -- 2.6%
--------------------------------------------------------------------------------
        1,575,000  Coconino County Pollution
                   Control Corp. Rev., (Arizona
                   Public Service Co.), VRDN,
                   1.10%, 6/1/04 (LOC: KBC
                   Bank N.V.)                                         1,575,000
--------------------------------------------------------------------------------
          700,000  Pima County Industrial
                   Development Auth. Rev.,
                   (Lease Purchase), VRDN,
                   1.22%, 6/3/04 (SBBPA:
                   Societe Generale)                                    700,000
--------------------------------------------------------------------------------
          400,000  Pima County Industrial
                   Development Auth. Rev.,
                   (Tucson Electric), VRDN,
                   1.08%, 6/2/04 (LOC: Toronto
                   Dominion Bank)                                       400,000
--------------------------------------------------------------------------------
                                                                      2,675,000
--------------------------------------------------------------------------------
CALIFORNIA -- 0.2%
--------------------------------------------------------------------------------
          250,000  Allegheny County Industrial
                   Development Auth. Rev.,
                   Series 2001 A, (Longwood),
                   VRDN, 1.10%, 6/1/04 (RADIAN)                         250,000
--------------------------------------------------------------------------------
GEORGIA -- 0.5%
--------------------------------------------------------------------------------
          500,000  Gainesville & Hall County
                   Development Auth. Rev.,
                   Series 2003 A, (Senior Living
                   Facilities-Lanier Village), VRDN,
                   1.15%, 6/1/04 (LOC: Bank of
                   America N.A.)                                        500,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

TENNESSEE -- 0.2%
--------------------------------------------------------------------------------
       $  200,000  Montgomery County Public
                   Building Auth. Rev., VRDN,
                   1.09%, 6/1/04 (LOC: Bank of
                   America N.A.)                                   $    200,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $3,625,000)                                                     3,625,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $101,575,275)                                                $103,072,940
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2004.

(1) Security, or a portion thereof, has been segregated for a when-issued security.

(2) Security was purchased under Rule 144A or Section 4(2) of the
    Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
    May 31, 2004, was $3,161,061, which represented 3.2% of net assets.

(3) When-issued security.

See Notes to Financial Statements.

------
22

Statement of Assets and Liabilities

MAY 31, 2004
--------------------------------------------------------------------------------
                                     ARIZONA          FLORIDA       HIGH-YIELD
                                 MUNICIPAL BOND   MUNICIPAL BOND     MUNICIPAL
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at
Value (cost of $58,776,136,
$61,087,568, and $101,575,275,
respectively)                      $60,767,427      $62,692,877    $103,072,940
-------------------------------
Cash                                        --            9,307         145,488
-------------------------------
Receivable for
investments sold                            --        1,618,776         482,460
-------------------------------
Receivable for capital
shares sold                              5,317           94,364         150,833
-------------------------------
Interest receivable                  1,128,652          654,169       1,518,836
--------------------------------------------------------------------------------
                                    61,901,396       65,069,493     105,370,557
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                  68,039               --              --
-------------------------------
Payable for investments
purchased                                   --               --       6,502,241
-------------------------------
Payable for capital
shares redeemed                         29,891           27,112              --
-------------------------------
Accrued management fees                 26,386           27,382          52,166
-------------------------------
Distribution fees payable                    7              641           6,690
-------------------------------
Service fees and service
and distribution fees
(A Class) payable                          278              331           9,020
-------------------------------
Dividends payable                       36,204           62,643         127,610
--------------------------------------------------------------------------------
                                       160,805          118,109       6,697,727
--------------------------------------------------------------------------------
NET ASSETS                         $61,740,591      $64,951,384    $ 98,672,830
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                    $59,737,042      $63,641,646     $99,980,781
-------------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions              12,258         (295,571)     (2,805,616)
-------------------------------
Net unrealized appreciation
on investments                       1,991,291        1,605,309       1,497,665
--------------------------------------------------------------------------------
                                   $61,740,591      $64,951,384     $98,672,830
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                         $60,202,926      $63,141,711     $54,340,242
-------------------------------
Shares outstanding                   5,558,769        5,912,352       5,412,373
-------------------------------
Net asset value per share               $10.83           $10.68          $10.04
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                          $1,522,895         $760,633     $33,334,647
-------------------------------
Shares outstanding                     140,615           71,223       3,320,190
-------------------------------
Net asset value per share               $10.83           $10.68          $10.04
-------------------------------
Maximum offering price (net
asset value divided by 0.955)           $11.34           $11.18          $10.51
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                              $2,425          $17,324      $2,541,214
-------------------------------
Shares outstanding                         224            1,622         253,109
-------------------------------
Net asset value per share               $10.83           $10.68          $10.04
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                             $12,345       $1,031,716      $8,456,727
-------------------------------
Shares outstanding                       1,140           96,606         842,304
-------------------------------
Net asset value per share               $10.83           $10.68          $10.04
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
23

Statement of Operations

YEAR ENDED MAY 31, 2004
--------------------------------------------------------------------------------
                                     ARIZONA          FLORIDA       HIGH-YIELD
                                 MUNICIPAL BOND   MUNICIPAL BOND     MUNICIPAL
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-------------------------------
Interest                           $ 2,819,848      $ 2,709,679     $ 4,309,723
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------
Management fees                        335,748          313,533         476,099
-------------------------------
Distribution Fees:
-------------------------------
  B Class                                    5               17          13,391
-------------------------------
  C Class                                    8            1,312          31,745
-------------------------------
Service Fees:
-------------------------------
  B Class                                    2                6           4,464
-------------------------------
  C Class                                    3              437          12,249
-------------------------------
Service and distribution
fees -- A Class                            322              138          36,845
-------------------------------
Trustees' fees and expenses              3,744            3,488           4,012
-------------------------------
Other expenses                             256              695             224
--------------------------------------------------------------------------------
                                       340,088          319,626         579,029
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                2,479,760        2,390,053       3,730,694
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                 31,189         (295,541)       (995,135)
-------------------------------
Change in net unrealized
appreciation on investments         (3,334,628)      (3,291,538)       (903,953)
--------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED LOSS                     (3,303,439)      (3,587,079)     (1,899,088)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS                    $  (823,679)     $(1,197,026)    $ 1,831,606
================================================================================

See Notes to Financial Statements.

------
24

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2004 AND MAY 31, 2003
----------------------------------------------------------------------------------------------------
                                           ARIZONA MUNICIPAL BOND          FLORIDA MUNICIPAL BOND
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2004              2003           2004            2003
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                 $  2,479,760      $ 2,652,679     $ 2,390,053     $ 2,433,072
---------------------------------
Net realized gain (loss)                    31,189          436,649        (295,541)        462,181
---------------------------------
Change in net
unrealized appreciation                 (3,334,628)       3,257,820      (3,291,538)      3,132,967
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                           (823,679)       6,347,148      (1,197,026)      6,028,220
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income
---------------------------------
  Investor Class                        (2,475,048)      (2,652,679)     (2,383,929)     (2,433,072)
---------------------------------
  A Class                                   (4,663)              --          (1,775)             --
---------------------------------
  B Class                                      (17)              --             (55)             --
---------------------------------
  C Class                                      (32)              --          (4,294)             --
---------------------------------
From net realized gains
---------------------------------
  Investor Class                          (232,087)        (485,706)       (240,945)       (379,812)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                      (2,711,847)      (3,138,385)     (2,630,998)     (2,812,884)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                     (10,511,290)       6,252,087      (1,298,103)     12,296,803
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                          (14,046,816)       9,460,850      (5,126,127)     15,512,139

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                     75,787,407       66,326,557      70,077,511      54,565,372
----------------------------------------------------------------------------------------------------
End of period                         $ 61,740,591      $75,787,407     $64,951,384     $70,077,511
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------
25

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2004 AND MAY 31, 2003
--------------------------------------------------------------------------------
                                                         HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2004            2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $ 3,730,694     $ 2,359,756
--------------------------------------
Net realized gain (loss)                               (995,135)        387,088
--------------------------------------
Change in net unrealized appreciation                  (903,953)      1,368,122
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                             1,831,606       4,114,966
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income
--------------------------------------
  Investor Class                                     (2,750,692)     (2,333,121)
--------------------------------------
  A Class                                              (704,142)        (10,585)
--------------------------------------
  B Class                                               (72,484)         (2,969)
--------------------------------------
  C Class                                              (203,376)        (13,081)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                   (3,730,694)     (2,359,756)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                      42,671,909      19,983,116
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           40,772,821      21,738,326

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  57,900,009      36,161,683
--------------------------------------------------------------------------------
End of period                                       $98,672,830     $57,900,009
================================================================================

See Notes to Financial Statements.

------
26

Notes to Financial Statements

MAY 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Arizona Municipal Bond Fund (Arizona Municipal), Florida
Municipal Bond Fund (Florida Municipal) and High-Yield Municipal Fund
(High-Yield Municipal) (collectively, the funds) are three funds in a series issued by the trust. The funds are non-diversified under the 1940 Act. Arizona
Municipal's investment objective is to seek safety of principal and high current income that is exempt from federal income tax and taxes imposed by the state of
Arizona. Florida Municipal's investment objective is to seek safety of principal and high current income that is exempt from federal income tax and taxes imposed by the state of Florida. Arizona Municipal and Florida Municipal invest primarily in Arizona and Florida municipal obligations, respectively. High-Yield
Municipal's investment objective is to seek high current income exempt from federal income taxes. Capital appreciation is a secondary objective. High-Yield
Municipal invests primarily in lower-rated long-term and intermediate-term municipal obligations, which are subject to greater credit risk and consequently offer higher yields. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Arizona Municipal and Florida
Municipal's A Class, B Class and C Class commenced on February 27, 2004, at which time the Investor Class was no longer available to new investors.
High-Yield Municipal A Class and B Class commenced on January 31, 2003, at which time the Investor Class was no longer available to new investors. High-Yield
Municipal C Class commenced on July 24, 2002.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Trustees if such fair value determination would materially impact a fund's net asset value. Valuations may not be readily available if, for example:
an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
27

Notes to Financial Statements

MAY 31, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1625% to 0.2800% for Arizona Municipal and Florida Municipal and from 0.2925% to 0.4100% for High-Yield Municipal. The rates for the Complex Fee range from 0.2900% to 0.3100%. For the year ended May
31, 2004, the effective annual management fee for the Investor, A, B and C
Classes of Arizona Municipal, Florida Municipal and High-Yield Municipal were
0.50%, 0.50% and 0.63%, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                             B            C
--------------------------------------------------------------------------------
Distribution Fee                                           0.75%        0.75%
--------------------------------------------------------------------------------
Service Fee                                                0.25%        0.25%
--------------------------------------------------------------------------------

Effective January 2, 2004, the distribution fee for the High-Yield Municipal C
Class increased from 0.50% to 0.75%. This increase was approved by High-Yield
Municipal C Class shareholders on November 21, 2003.

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the year ended May 31, 2004, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
May 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                    ARIZONA           FLORIDA        HIGH-YIELD
                                   MUNICIPAL         MUNICIPAL        MUNICIPAL
--------------------------------------------------------------------------------
Purchases                          $16,539,525      $35,624,079      $63,703,452
--------------------------------------------------------------------------------
Proceeds from sales                $27,944,151      $38,449,413      $19,494,415
--------------------------------------------------------------------------------

                                                                    (continued)

------
28

Notes to Financial Statements

MAY 31, 2004

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

-------------------------------------------------------------------------------------------
                                     ARIZONA MUNICIPAL              FLORIDA MUNICIPAL
-------------------------------------------------------------------------------------------
                                  SHARES           AMOUNT         SHARES         AMOUNT
-------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2004
----------------------------
Sold                             1,104,061     $ 12,270,490      2,239,701    $ 24,609,125
----------------------------
Issued in reinvestment
of distributions                   194,526        2,153,394        163,544       1,785,188
----------------------------
Redeemed                        (2,390,629)     (26,478,887)    (2,699,299)    (29,538,071)
-------------------------------------------------------------------------------------------
Net decrease                    (1,092,042)    $(12,055,003)      (296,054)   $ (3,143,758)
===========================================================================================
YEAR ENDED MAY 31, 2003
----------------------------
Sold                             2,401,588     $ 26,659,951      3,399,806    $ 37,203,985
----------------------------
Issued in reinvestment
of distributions                   228,851        2,545,075        182,002       2,002,779
----------------------------
Redeemed                        (2,068,611)     (22,952,939)    (2,457,953)    (26,909,961)
-------------------------------------------------------------------------------------------
Net increase                       561,828     $  6,252,087      1,123,855    $ 12,296,803
===========================================================================================
A CLASS
-------------------------------------------------------------------------------------------
PERIOD ENDED MAY 31, 2004(1)
----------------------------
Sold                               140,335       $1,525,844         75,652        $812,437
----------------------------
Issued in reinvestment
of distributions                       423            4,580            135           1,442
----------------------------
Redeemed                              (143)          (1,548)        (4,564)        (49,461)
-------------------------------------------------------------------------------------------
Net increase                       140,615       $1,528,876         71,223        $764,418
===========================================================================================
B CLASS
-------------------------------------------------------------------------------------------
PERIOD ENDED MAY 31, 2004(1)
----------------------------
Sold                                   222           $2,501          1,618         $17,589
----------------------------
Issued in reinvestment
of distributions                         2               17              4              44
----------------------------
Redeemed                                --               --             --              --
-------------------------------------------------------------------------------------------
Net increase                           224           $2,518          1,622         $17,633
===========================================================================================
C CLASS
-------------------------------------------------------------------------------------------
PERIOD ENDED MAY 31, 2004(1)
----------------------------
Sold                                 1,136          $12,287         96,560      $1,063,114
----------------------------
Issued in reinvestment
of distributions                         4               32             46             490
----------------------------
Redeemed                                --               --             --              --
-------------------------------------------------------------------------------------------
Net increase                         1,140          $12,319         96,606      $1,063,604
===========================================================================================

(1) February 27, 2004 (commencement of sale) through May 31, 2004 for Arizona
    Municipal and Florida Municipal.

                                                                    (continued)

------
29

Notes to Financial Statements

MAY 31, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                         HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
                                                        SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2004
---------------------------------------
Sold                                                  2,105,766    $ 21,372,933
---------------------------------------
Issued in reinvestment of distributions                 172,654       1,748,659
---------------------------------------
Redeemed                                             (2,096,608)    (21,123,641)
--------------------------------------------------------------------------------
Net increase                                            181,812    $  1,997,951
================================================================================
YEAR ENDED MAY 31, 2003
---------------------------------------
Sold                                                  3,267,201    $ 32,862,450
---------------------------------------
Issued in reinvestment of distributions                 158,809       1,602,355
---------------------------------------
Redeemed                                             (1,860,077)    (18,711,967)
--------------------------------------------------------------------------------
Net increase                                          1,565,933    $ 15,752,838
================================================================================
A CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2004
---------------------------------------
Sold                                                  3,322,531     $33,809,734
---------------------------------------
Issued in reinvestment of distributions                  58,748         596,254
---------------------------------------
Redeemed                                               (267,633)     (2,706,887)
--------------------------------------------------------------------------------
Net increase                                          3,113,646     $31,699,101
================================================================================
PERIOD ENDED MAY 31, 2003(1)
---------------------------------------
Sold                                                    207,255      $2,104,320
---------------------------------------
Issued in reinvestment of distributions                     896           9,138
---------------------------------------
Redeemed                                                 (1,607)        (16,709)
--------------------------------------------------------------------------------
Net increase                                            206,544      $2,096,749
================================================================================
B CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2004
---------------------------------------
Sold                                                    190,141      $1,926,243
---------------------------------------
Issued in reinvestment of distributions                   1,944          19,717
---------------------------------------
Redeemed                                                 (8,032)        (81,096)
--------------------------------------------------------------------------------
Net increase                                            184,053      $1,864,864
================================================================================
PERIOD ENDED MAY 31, 2003(1)
---------------------------------------
Sold                                                     69,381        $701,503
---------------------------------------
Issued in reinvestment
of distributions                                            125           1,269
---------------------------------------
Redeemed                                                   (450)         (4,533)
--------------------------------------------------------------------------------
Net increase                                             69,056        $698,239
================================================================================

(1) January 31, 2003 (commencement of sale) through May 31, 2003.

                                                                    (continued)

------
30

Notes to Financial Statements

MAY 31, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                         HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
                                                        SHARES         AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED MAY 31, 2004
---------------------------------------
Sold                                                    747,335      $7,588,614
---------------------------------------
Issued in reinvestment of distributions                   3,584          36,339
---------------------------------------
Redeemed                                                (50,448)       (514,960)
--------------------------------------------------------------------------------
Net increase                                            700,471      $7,109,993
================================================================================
PERIOD ENDED MAY 31, 2003(1)
---------------------------------------
Sold                                                    145,513      $1,472,327
---------------------------------------
Issued in reinvestment of distributions                     713           7,215
---------------------------------------
Redeemed                                                 (4,393)        (44,252)
--------------------------------------------------------------------------------
Net increase                                            141,833      $1,435,290
================================================================================

(1) July 24, 2002 (commencement of sale) through May 31, 2003.

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended May 31, 2004.

6. RISK FACTORS

Arizona Municipal and Florida Municipal concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of Arizona and Florida, respectively, than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

High-Yield Municipal may concentrate its investments in certain states and therefore may have more exposure to credit risk related to those states than a fund with a broader geographical diversification. High-Yield Municipal invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years May 31, 2004 and May
31, 2003 were as follows:

------------------------------------------------------------------------------------------------------
                             ARIZONA MUNICIPAL         FLORIDA MUNICIPAL       HIGH-YIELD MUNICIPAL
------------------------------------------------------------------------------------------------------
                             2004         2003         2004         2003         2004         2003
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
------------------------------------------------------------------------------------------------------
Ordinary income           $2,710,226   $3,114,068   $2,627,402   $2,810,518   $3,730,694   $2,359,756
------------------------------------------------------------------------------------------------------
Long-term capital gains       $1,621      $24,317       $3,596       $2,366           --           --
------------------------------------------------------------------------------------------------------

                                                                    (continued)

------
31

Notes to Financial Statements

MAY 31, 2004

7. FEDERAL TAX INFORMATION (CONTINUED)

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                         ARIZONA       FLORIDA      HIGH-YIELD
                                        MUNICIPAL     MUNICIPAL      MUNICIPAL
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments        $58,776,136   $61,087,568   $101,575,275
================================================================================
Gross tax appreciation
of investments                          $2,257,599    $1,914,272     $2,004,551
----------------------------------
Gross tax depreciation
of investments                            (266,308)     (308,963)      (506,886)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                          $1,991,291    $1,605,309     $1,497,665
================================================================================
Accumulated long-term gains                $12,258            --             --
----------------------------------
Accumulated capital losses                      --     $(144,503)   $(1,956,410)
----------------------------------
Capital loss deferral                           --     $(151,068)     $(849,206)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                2008          2009          2010         2011
--------------------------------------------------------------------------------
Florida Municipal                   --             --           --    $(144,503)
--------------------------------------------------------------------------------
High-Yield Municipal         $(396,804)   $(1,090,034)   $(323,643)   $(145,929)
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the seven-month period ended May 31, 2004. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds designate exempt interest and capital gain dividends for the fiscal year ended May 31, 2004, as follows:

--------------------------------------------------------------------------------
                                 ARIZONA            FLORIDA          HIGH-YIELD
                                MUNICIPAL          MUNICIPAL          MUNICIPAL
--------------------------------------------------------------------------------
Exempt interest dividends      $2,484,871         $2,391,630         $3,679,903
--------------------------------------------------------------------------------
Long-term capital gain             $1,621             $3,596                 --
--------------------------------------------------------------------------------

------
32

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $11.40     $10.89     $10.69     $10.12     $10.62
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.41       0.41       0.44       0.48       0.48
-------------------------
  Net Realized and
  Unrealized Gain (Loss)     (0.53)      0.59       0.27       0.57      (0.47)
--------------------------------------------------------------------------------
  Total From
  Investment Operations      (0.12)      1.00       0.71       1.05       0.01
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.41)     (0.41)     (0.44)     (0.48)     (0.48)
-------------------------
  From Net
  Realized Gains             (0.04)     (0.08)     (0.07)       --       (0.03)
--------------------------------------------------------------------------------
  Total Distributions        (0.45)     (0.49)     (0.51)     (0.48)     (0.51)
--------------------------------------------------------------------------------
Net Asset Value,
  End of Period              $10.83     $11.40     $10.89     $10.69     $10.12
================================================================================
  TOTAL RETURN(1)            (1.06)%     9.36%      6.74%     10.57%      0.20%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.51%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    3.70%      3.70%      4.04%      4.57%      4.71%
-------------------------
Portfolio Turnover Rate        26%        50%        77%       104%       117%
-------------------------
Net Assets, End of Period
(in thousands)               $60,203    $75,787    $66,327    $50,309    $40,594
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
33

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        A CLASS
--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income                                                  0.10
-------------------------------------------------------------
  Net Realized and Unrealized Loss                                      (0.42)
--------------------------------------------------------------------------------
  Total From Investment Operations                                      (0.32)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                            (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.83
================================================================================
  TOTAL RETURN(2)                                                       (2.87)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      0.76%(3)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   3.63%(3)
-------------------------------------------------------------
Portfolio Turnover Rate                                                 26%(4)
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,523
--------------------------------------------------------------------------------

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
34

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        B CLASS
--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income                                                  0.08
-------------------------------------------------------------
  Net Realized and Unrealized Loss                                      (0.42)
--------------------------------------------------------------------------------
  Total From Investment Operations                                      (0.34)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                            (0.08)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.83
================================================================================
  TOTAL RETURN(2)                                                       (3.06)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.51%(3)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   2.88%(3)
-------------------------------------------------------------
Portfolio Turnover Rate                                                 26%(4)
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $2
--------------------------------------------------------------------------------

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
35

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        C CLASS
--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income                                                  0.08
-------------------------------------------------------------
  Net Realized and Unrealized Loss                                      (0.42)
--------------------------------------------------------------------------------
  Total From Investment Operations                                      (0.34)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                            (0.08)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.83
================================================================================
  TOTAL RETURN(2)                                                       (3.06)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.51%(3)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   2.88%(3)
-------------------------------------------------------------
Portfolio Turnover Rate                                                 26%(4)
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $12
--------------------------------------------------------------------------------

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
36

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $11.29     $10.73     $10.67     $10.08     $10.50
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.42       0.42       0.44       0.47       0.45
-------------------------
  Net Realized and
  Unrealized Gain (Loss)     (0.56)      0.62       0.19       0.59      (0.41)
--------------------------------------------------------------------------------
  Total From
  Investment Operations      (0.14)      1.04       0.63       1.06       0.04
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.42)     (0.42)     (0.44)     (0.47)     (0.45)
-------------------------
  From Net
  Realized Gains             (0.05)     (0.06)     (0.13)       --       (0.01)
--------------------------------------------------------------------------------
  Total Distributions        (0.47)     (0.48)     (0.57)     (0.47)     (0.46)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.68     $11.29     $10.73     $10.67     $10.08
================================================================================
  TOTAL RETURN(1)            (1.30)%     9.90%      5.98%     10.70%      0.49%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.51%      0.51%      0.51%      0.51%      0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    3.82%      3.78%      4.03%      4.49%      4.49%
-------------------------
Portfolio Turnover Rate        59%        45%        75%       138%       155%
-------------------------
Net Assets, End of Period
(in thousands)               $63,142    $70,078    $54,565    $53,860    $46,077
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
37

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        A CLASS
--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income                                                  0.09
-------------------------------------------------------------
  Net Realized and Unrealized Loss                                      (0.43)
--------------------------------------------------------------------------------
  Total From Investment Operations                                      (0.34)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                            (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.68
================================================================================
  TOTAL RETURN(2)                                                       (3.10)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      0.76%(3)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   3.34%(3)
-------------------------------------------------------------
Portfolio Turnover Rate                                                 59%(4)
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $761
--------------------------------------------------------------------------------

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
38

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        B CLASS
--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income                                                  0.07
-------------------------------------------------------------
  Net Realized and Unrealized Loss                                      (0.43)
--------------------------------------------------------------------------------
  Total From Investment Operations                                      (0.36)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                            (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.68
================================================================================
  TOTAL RETURN(2)                                                       (3.28)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.51%(3)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   2.59%(3)
-------------------------------------------------------------
Portfolio Turnover Rate                                                 59%(4)
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $17
--------------------------------------------------------------------------------

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
39

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                        C CLASS
--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income                                                  0.07
-------------------------------------------------------------
  Net Realized and Unrealized Loss                                      (0.43)
--------------------------------------------------------------------------------
  Total From Investment Operations                                      (0.36)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------------------------
  From Net Investment Income                                            (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.68
================================================================================
  TOTAL RETURN(2)                                                       (3.28)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.51%(3)
-------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                   2.59%(3)
-------------------------------------------------------------
Portfolio Turnover Rate                                                 59%(4)
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,032
--------------------------------------------------------------------------------

(1) February 27, 2004 (commencement of sale) through May 31, 2004.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
40

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004       2003       2002       2001       2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.25      $9.87      $9.62      $9.32     $10.12
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income       0.52       0.53       0.53       0.53       0.51
-------------------------
  Net Realized and
  Unrealized Gain (Loss)     (0.21)      0.38       0.25       0.30      (0.79)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       0.31       0.91       0.78       0.83      (0.28)
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.52)     (0.53)     (0.53)     (0.53)     (0.51)
-------------------------
  From Net
  Realized Gains               --         --         --         --       (0.01)
--------------------------------------------------------------------------------
  Total Distributions        (0.52)     (0.53)     (0.53)     (0.53)     (0.52)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.04     $10.25      $9.87      $9.62      $9.32
================================================================================
  TOTAL RETURN(1)             3.07%      9.40%      8.25%      9.13%     (2.81)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                    0.64%      0.64%      0.64%      0.64%    0.52%(2)
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                    5.06%      5.22%      5.39%      5.59%    5.31%(2)
-------------------------
Portfolio Turnover Rate        27%        43%        28%        50%        60%
-------------------------
Net Assets, End of Period
(in thousands)               $54,340    $53,621    $36,162    $29,342    $28,189
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(2) ACIM voluntarily agreed to pay all expenses of the fund from March 31, 1998
    (inception) through April 30, 1999. In May 1999, ACIM began adding expenses at a rate of 0.10% of average daily closing net assets per month until
    October 31, 1999. In absence of the waiver, the annualized ratio of
    Operating expenses to average net assets would have been 0.64% and the annualized ratio of net investment income to average net assets would have been 5.19%.

See Notes to Financial Statements.

------
41

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   A CLASS
--------------------------------------------------------------------------------
                                                              2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.25      $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                       0.49        0.17
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    (0.21)       0.19
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.28        0.36
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                 (0.49)      (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.04      $10.25
================================================================================
  TOTAL RETURN(2)                                             2.81%       3.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             0.89%     0.88%(3)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          4.81%     5.03%(3)
-----------------------------------------------------
Portfolio Turnover Rate                                        27%       43%(4)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                     $33,335     $2,117
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through May 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
42

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   B CLASS
--------------------------------------------------------------------------------
                                                              2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.25      $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income                                       0.42        0.15
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    (0.21)       0.19
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.21        0.34
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                                 (0.42)      (0.15)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.04      $10.25
================================================================================
  TOTAL RETURN(2)                                             2.05%       3.44%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.64%     1.63%(3)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          4.06%     4.35%(3)
------------------------------------------------------
Portfolio Turnover Rate                                        27%       43%(4)
------------------------------------------------------
Net Assets, End of Period (in thousands)                      $2,541     $708
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through May 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
43

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                   C CLASS
--------------------------------------------------------------------------------
                                                              2004       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $10.25      $10.03
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                       0.43        0.39
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    (0.21)       0.22
--------------------------------------------------------------------------------
  Total From Investment Operations                            0.22        0.61
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                 (0.43)      (0.39)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.04      $10.25
================================================================================
  TOTAL RETURN(2)                                             2.20%       6.15%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.54%     1.39%(3)
-------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets          4.16%     4.55%(3)
-------------------------------------------------------
Portfolio Turnover Rate                                        27%       43%(4)
-------------------------------------------------------
Net Assets, End of Period (in thousands)                     $8,457      $1,454
--------------------------------------------------------------------------------

(1) July 24, 2002 (commencement of sale) through May 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
44

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Municipal Trust and Shareholders of the
American Century Arizona Municipal Bond Fund, American Century Florida Municipal
Bond Fund and American Century High-Yield Municipal Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century Arizona
Municipal Bond Fund, the American Century Florida Municipal Bond Fund and the
American Century High-Yield Municipal Fund (three of the five funds in the
American Century Municipal Trust hereafter referred to as the "Funds") at May
31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management;
our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board
(United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
July 12, 2004

------
45

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than three-fourths of the total number) are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1930
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, General Partner, Discovery
Ventures (Venture capital firm, 1996 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Lead Trustee
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
46

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Frank E. Buck Professor of Finance, Stanford
Graduate School of Business (1981 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 32
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 19
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
47

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACSC (September 1985 to present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------
48

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class, A
Class, B Class, and C Class. The total expense ratios of A Class, B Class, and C
Class shares are higher than those of Investor Class shares. ON JANUARY 31,
2003, INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS OF HIGH-YIELD
MUNICIPAL. ON FEBRUARY 27, 2004, INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW
INVESTORS OF ARIZONA MUNCIPAL AND FLORIDA MUNICIPAL.

INVESTOR CLASS shares are available for purchase by existing shareholders in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of up to 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
49

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
americancentury.com and on the Securities and Exchange Commission's Web site at
sec.gov.

                                                                    (continued)

------
50

Additional Information

RISK FACTORS

Arizona Municipal and Florida Municipal concentrate their investments in a single state and therefore may have more exposure to credit risk related to the states of Arizona and Florida, respectively, than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

High-Yield Municipal may concentrate its investments in certain states and therefore may have more exposure to credit risk related to those states than a fund with a broader geographical diversification. High-Yield Municipal invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

------
51

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Lehman Brothers Municipal Bond Index is a market-value-weighted index designed for the long-term tax-exempt bond market. The LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX is composed of those securities included in the Lehman
Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

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52

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[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0407                                  American Century Investment Services, Inc.
SH-ANN-38590N                      (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund, Inc.'s  Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Albert Eisenstat is the registrant's designated audit committee financial expert. He is "independent" as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees.

     The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

         FY 2003:  $133,194
         FY 2004:  $68,018

(b)  Audit-Related Fees.

     The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

     For services rendered to the registrant:

         FY 2003:  $ 0
         FY 2004:  $ 0

     Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2003:  $ 0
         FY 2004:  $ 0

(c)  Tax Fees.

     The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

     For services rendered to the registrant:

         FY 2003:  $53,461
         FY 2004:  $22,270

     These services included review of federal and state income tax forms and federal excise tax forms.

     Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2003:  $ 0
         FY 2004:  $ 0

(d)  All Other Fees.

     The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

     For services rendered to the registrant:

         FY 2003:  $ 0
         FY 2004:  $ 0

     Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2003:  $ 0
         FY 2004:  $ 0

(e)(1)    In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01 of Regulation S-X, the registrant's audit committee also pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows: [JA7]

          FY 2003:  $253,844
          FY 2004:  $22,270

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED].

ITEM 7.   DISCLOSURE OF PROXY VOTING  POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Municipal Trust

By:   /s/ William M. Lyons
      -----------------------------------------
      Name:    William M. Lyons
      Title:   President

Date: August 6, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      ----------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date: August 6, 2004

By:   /s/ Maryanne L. Roepke
      ---------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: August 6, 2004